UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2017

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2017

The Funds are intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	11
Expense Examples	12
Portfolio of Investments:
Limited Duration	15
Income Plus	23
European Equity	33
Multi Cap Growth	36
Financial Statements:
Statements of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	42
Notes to Financial Statements	46
Financial Highlights	76
Investment Advisory Agreement Approval	82

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited)

Dear Shareholder:

The first half of 2017 delivered positive performance across global equity and fixed income markets. Despite underwhelming U.S. economic and political progress, markets advanced in an environment of strengthening global economic growth, with better-than-expected results in Europe and stability in China, along with low inflation and still-accommodative central banks.

Domestic and International Equity Overview

In the six-month reporting period, U.S. stocks (as measured by the S&P 500 Index) rallied strongly on expectations for stimulative and business-friendly fiscal policy from the new presidential administration. With the Republicans controlling both Congress and the White House, President Trump's promises to cut taxes, increase infrastructure spending and relax regulations were initially anticipated to be enacted wholesale, which sent stocks soaring in the month following the election. However, early policy stumbles and emerging political scandals cast doubt about the ability to pass these reforms. Nevertheless, U.S. stock prices continued to rise and volatility remained relatively low over this reporting period. U.S. companies reported increasing profits, and the economy continued its restrained pace of growth. The Federal Reserve's (Fed) recent interest rate hikes were also perceived as a vote of confidence on the health of the economy.

The European equity market rallied in the first half of 2017, led by cyclical sectors such as technology and industrials (as represented by the MSCI Europe Index). More defensive sectors, such as energy and telecommunications, underperformed the overall MSCI Europe Index. The most recent macro-economic data across the region came in strongly, although the magnitude of improvements somewhat declined toward the end of the period. Political risks also eased, with mainstream candidates winning in the Dutch and French elections during the spring of 2017. Despite political upheaval following Britain's snap election in early June, the U.K. and European Union formally began Brexit negotiations. Additionally, European markets responded positively to signals from the European Central Bank that continued to point toward an accommodative monetary policy stance.

Fixed Income Overview

We could be at a turning point in the market's narrative. While the first half of 2017 was about reflation, looking forward, a unique aspect of the second half stems from central bank polices to remove accommodation, which is creating unknown risk factors. Data in the U.S. continued to cool in the second quarter of 2017, leading to the question of whether the economy had peaked. Nevertheless, these pockets of worries failed to seriously dent market confidence. It was another good quarter for risky assets, with the S&P 500 Index steadily climbing higher and credit spreads grinding lower.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

In this environment, U.S. Treasury yields have remained depressed by declining inflation and easy monetary policy in Europe and Japan. High yield and investment grade corporate credit posted gains over the period (as measured by the Bloomberg Barclays U.S. Corporate High Yield Index and Bloomberg Barclays U.S. Corporate Index, respectively), aided by a backdrop of moderate economic growth, strong corporate profits, low inflation, muted market volatility and favorable technicals. In the securitized markets, low interest rate volatility has benefited agency mortgage-backed securities (MBS), although the Fed's ongoing interest rate hikes and its plans for balance sheet reduction could potentially increase volatility for the asset class. Non-agency residential MBS continued to be supported by favorable fundamental conditions in the U.S. housing and mortgage markets. Commercial mortgage-backed securities performance diverged widely depending on collateral composition, as those with greater retail exposure underperformed amid announcements of retail store closings and poor retail earnings.

Limited Duration Portfolio

For the six-month period ended June 30, 2017, Variable Investment Series — Limited Duration Portfolio Class X shares produced a total return of 1.31%, outperforming the Bloomberg Barclays U.S. Government/Credit Index (1-5 Year) (the "Index"),(1) which returned 1.14%. For the same period, the Fund's Class Y shares returned 1.18%. Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

During calendar year 2016, the Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, any period returns which include these settlement monies would have been lower. For example, the 2016 fiscal year total return would have been 1.81% for Class X Shares as of December 31, 2016. The return on the other Share Class would also have been similarly impacted. These were one-time settlements, and as a result, the impact on the net asset value and consequently the performance will not likely be repeated in the future. Please call 1-800-548-7786 for additional information.

The Fund's overweight positions in corporate bonds and holdings in the securitized sector were the primary drivers of the outperformance during the period. These securities benefited from both higher yields and relative price appreciation.

(1)  The Bloomberg Barclays U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

Underweights to non-U.S. government securities detracted slightly from relative performance as these sectors also performed well. We have chosen to be underweight this sector to fund the Fund's overweights in corporate and securitized bonds.

Interest rate positioning also slightly detracted from relative performance. Though short-maturity Treasury yields rose as the Federal Reserve raised the federal funds rate twice during the period, diminished market expectations of future rate increases led to a flattening of the yield curve.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Income Plus Portfolio

For the six-month period ended June 30, 2017, Variable Investment Series — Income Plus Portfolio Class X shares produced a total return of 4.11%, outperforming the Bloomberg Barclays U.S. Corporate Index (the "Index"),(2) which returned 3.80%. For the same period, the Fund's Class Y shares returned 4.03%. Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Despite a challenging macroeconomic environment and increased market volatility, the Fund ended the six-month reporting period with performance above the Index. The biggest contributor to performance was the investment grade segment of the market. Within investment grade, the Fund's positioning in the financials sector most positively impacted performance, driven mainly by the banking sub-sector. The Fund's industrials positioning had a neutral impact on performance overall over the period. Within industrials, energy and transportation positively impacted performance, while technology and capital goods detracted from performance.

The Fund's overweight to the high yield segment of the market was also beneficial to performance, as this asset class performed well during 2017 as yields and spreads declined. Similarly, the Fund's overweight to convertible bonds added to performance given strength in this sector of the market. The Fund's short

(2)  The Bloomberg Barclays U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

duration position (or, less sensitivity to interest rate movements) positively contributed to performance over the period. Treasury yields have increased in the 2- and 3-year part of the yield curve, while declining in the 5-, 7-, 10-, and 30-year part of the curve over the period. Additionally, the use of derivatives, used to offset other exposures in the Fund, had a slight positive impact on slightly from performance over the period.

We have observed that global trends have been depressing U.S. Treasury yields in 2017. Very easy monetary policy by the European Central Bank and Bank of Japan worked to keep yields in these countries low, dragging down U.S. yields. This may be reversing as other central banks begin policy normalization. Though the U.S. economic data weakened recently, data elsewhere in the world remained strong. The market awaits the timing of the Fed's balance sheet reduction and if it will follow through with another rate hike. Other major central banks around the world are also considering raising rates and/or selling assets. The significance is that the second half of 2017 represents the first period since the global financial crisis that major global central banks are making a coordinated move to end excessive policy accommodation.

In investment grade corporates, we entered 2017 expecting competing tensions between fundamentals, valuation and technicals. Beneath the surface, we saw divergences between these factors across financials and non-financials and between the U.S. and Europe. Now, at the halfway point of the year, many of these tensions remain the same. As we weight and sum them, we find ourselves still constructive on the market, with somewhat better (or at least not worse) fundamentals, though facing valuations that are somewhat more expensive. After being very constructive, we are now modestly constructive.

In terms of fundamentals, U.S. banking and other financials remain very strong with high capital levels and improving profitability. We have been concerned about the pace of leveraging of U.S. industrials, though this trend has ameliorated in 2017 given a pause in merger and acquisition activity and share buybacks combined with improving corporate earnings.

The investment grade corporate market continued to perform well in the second quarter of 2017, with yield spreads tightening by 9 basis points, as represented by the Index.(3) On a year-to-date basis, investment-grade spreads are 14 basis points tighter.(2) Spreads are now at the tightest level in nearly three years, returning to post-crisis lows of July 2014.(2)

(3)  Source: Bloomberg Barclays. Data as of June 30, 2017.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

Some notable news items in the second quarter of 2017 were the U.S. bank stress tests and falling oil prices. All 34 banks passed the Federal Reserve's 2017 stress tests, so no banks need to raise additional capital, as balance sheets remain strong and capital levels remain high. Oil prices trended lower during the second quarter of 2017, although the market viewed this as supply-side driven and therefore sector-specific.

The backdrop for the market remained benign, as volatility, as measured by the VIX volatility index, remains trading in a narrow range and just above historic lows.(2) Financials yield spreads tightened by a similar amount as those of non-financials, as the pace of outperformance in the senior bank space was noticeably slower. Within non-financials, energy was the notable underperformer, as spreads widened in sympathy with softness in oil prices.

In Europe, the debt-equity cycle is much less advanced and the pressure on leverage is much lower. At a macro level, the election of Emmanuel Macron in France during the second quarter of 2017 removes the risk of an anti-euro project government. Macron has been elected on a platform promising structural reform (particularly labor reform), which is pro-growth and viewed as a market positive. Furthermore, reduced uncertainty over bank restructuring and recapitalization helped higher-quality Tier 2 and senior bonds to rally.

In summary, while yield spreads are trading inside long-term median levels, we remain cautiously optimistic about investment grade credit. Technicals remain supportive and fundamentals do not seem to be deteriorating further, though they remain stretched for many non-financials. Financial fundamentals remain strong and continue to improve. Given current valuations, we do not expect a drastic move tighter in spreads; however, we anticipate that spreads will continue to grind tighter if the current backdrop persists. Though we are still looking to take advantage of the current environment of modest, slow spread tightening, we are also open to opportunities to de-risk where appropriate to reflect tighter valuations and less favorable fundamentals.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

European Equity Portfolio

For the six-month period ended June 30, 2017, Variable Investment Series — European Equity Portfolio Class X shares produced a total return of 14.95%, underperforming the MSCI Europe Index (the "Index"),(4) which returned 15.36%. For the same period, the Fund's Class Y shares returned 14.77%. Past performance is no guarantee of future results.

Please keep in mind that double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main country-level detractors from performance were our stock selection in the U.K., underweight allocation to Spain, and both stock selection and an overweight allocation in Ireland. However, positive relative performance came from our stock selection in Sweden and France, as well as our stock selection in and an overweight allocation to the Netherlands.

On a sector basis, our stock selection in banks, stock selection and overweight allocation in telecommunications, and an underweight allocation in consumer durables and apparel were unfavorable to relative returns. Positive contributors included our stock selection in the capital goods, consumer services and utilities sectors, along with an overweight allocation to household and personal products companies.

The holdings that detracted the most from relative performance included a U.K. oil company, whose share price suffered along with slumping oil prices in the first half of 2017; a U.K. telecommunications company facing concerns about its pension liabilities, falling revenues on the loss of a government contract and speculation of a break-up of the company; a U.K.-based global bank that was hurt by management scandals and regulatory fines; and an Irish building materials company that saw profit-taking in the market because the stock had performed well in 2016 and because a stronger U.S. dollar in 2017 was expected to hurt profitability when its U.S.-based revenues were translated back into euros.

(4)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

In contrast, the top positive contributors to performance were a Swedish truck company with recovering profit margins as well as an improving outlook amid stronger global economic growth; an Anglo-Dutch household and personal products company whose share price rallied following a bid from a competitor (which was later withdrawn); the Fund's lack of exposure to a French oil company, which performed poorly due to falling oil prices; and a holding in a French industrial company that reported strong quarterly earnings results and increased demand for its jets.

We believe that the outlook for European equities remains constructive as we see reduced political risk in Europe following the Dutch and French elections; global economic growth on a more solid footing compared to earlier in the period, due to a stabilization of emerging markets, significant improvements in the eurozone economy and hope of fiscal stimulus by the new U.S. administration; and an accommodative European Central Bank (ECB) stance that will continue for the rest of 2017 and for most of 2018. European economic growth has, in particular, exceeded expectations as we saw strong consumer sentiment, consumer confidence and industrial production data during the reporting period. Improved consumer confidence readings have been supported by a sustained decline in unemployment across the region, including in peripheral Europe. Furthermore, market-friendly results in the recent elections have provided more visibility for companies and they now may be more prone to increase capital expenditures. Additional company investments could extend the life of the economic cycle and support a broader and firmer economy.

As of the end of reporting period, we continue to follow what we consider a well-balanced and diversified approach. The Fund remained overweight technology, telecommunications, health care and consumer staples. The Fund was underweight in materials, utilities, industrials, energy, consumer discretionary and financials.

In these uncertain times, our investment approach remains the same. We continue to seek high-quality companies with high earnings visibility and predictability, stable and strong cash flow, and low levels of debt, trading at attractive valuations.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

Multi Cap Growth Portfolio

For the six-month period ended June 30, 2017, Variable Investment Series — Multi Cap Growth Portfolio Class X shares produced a total return of 28.70%, outperforming the Russell 3000® Growth Index (the "Index"),(5) which returned 13.69%. For the same period, the Fund's Class Y shares returned 28.54%. Past performance is no guarantee of future results.

Please keep in mind that double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Fund outperformed the Index this reporting period primarily due to favorable stock selection and sector allocations.

Stock selection and an overweight allocation in the information technology sector contributed the most to relative outperformance. A provider of proprietary human capital management and financial management enterprise software over the cloud was the sector's largest contributor and the second greatest contributor in the Fund. The company's shares rebounded after a weak fourth quarter on news that the company has signed deals with a number of enterprises.

Stock selection and an overweight allocation in the health care sector also delivered relative gains. A genetic testing and analysis leader was the top contributor in the sector and the third greatest across the Fund. In January 2017, the company reported better-than-expected results, raised its financial outlook, and announced the introduction of a new sequencing system, which helped its share price rally.

The Fund benefited from stock selection in the consumer discretionary sector. An electric car maker was the top contributor both in the sector and across the Fund, due to positive investor sentiment regarding the

(5)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

upcoming launch of its mass market offering, as well as continued progress in the build out of its lithium-ion battery factory. However, relative outperformance was somewhat offset by weak performance from the Fund's holding in a leading coffee roaster and retail chain, which was the largest detractor within the sector and across the Fund. The company's shares pulled back at the end of the reporting period on investor concerns about near-term same-store sales trends.

There were no sector-level relative detractors, while the utilities and materials sectors had a negligible impact on the Fund's relative performance in the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2017 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Funds' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series

Fund Performance ■ June 30, 2017 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2017(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
European Equity	16.40%	7.20%	0.59%	7.90%	1.42%	3/1/1991
Income Plus	3.74	4.94	6.25	6.98	0.68	3/1/1987
Limited Duration	2.11	1.83	0.60	1.98	0.92	5/4/1999
Multi Cap Growth	30.86	17.09	10.92	11.80	0.58	3/9/1984
Class Y
European Equity	16.15	6.93	0.34	2.06	1.67	6/5/2000
Income Plus	3.48	4.68	5.98	6.12	0.93	6/5/2000
Limited Duration	1.85	1.57	0.36	1.66	1.17	6/5/2000
Multi Cap Growth	30.53	16.80	10.64	6.12	0.83	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2017 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/17 – 06/30/17.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2017 (unaudited) continued

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/17	06/30/17	01/01/17 – 06/30/17
Class X
Actual (1.31% return)	$1,000.00	$1,013.10	$5.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.06
Class Y
Actual (1.18% return)	$1,000.00	$1,011.80	$6.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.31

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.01% and 1.26% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/17	06/30/17	01/01/17 – 06/30/17
Class X
Actual (4.11% return)	$1,000.00	$1,041.10	$3.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y
Actual (4.03% return)	$1,000.00	$1,040.30	$4.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$4.76

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.70% and 0.95% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2017 (unaudited) continued

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/17	06/30/17	01/01/17 – 06/30/17
Class X
Actual (14.95% return)	$1,000.00	$1,149.50	$5.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual (14.77% return)	$1,000.00	$1,147.70	$6.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.26

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.00% and 1.25%for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.42% and 1.67% for Class X and Class Y shares, respectively.

Multi Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/17	06/30/17	01/01/17 – 06/30/17
Class X
Actual (28.70% return)	$1,000.00	$1,287.00	$3.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.97	$2.86
Class Y
Actual (28.54% return)	$1,000.00	$1,285.40	$4.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.73	$4.11

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.57% and 0.82% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.58% and 0.83% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (73.5%)
	Basic Materials (1.1%)
$125	EI du Pont de Nemours & Co.	2.20%	05/01/20	$125,729
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	175,216
				300,945
	Communications (6.9%)
400	AT&T, Inc.	2.45	06/30/20	402,334
225	Baidu, Inc. (China)	3.25	08/06/18	227,863
200	CBS Corp.	2.30	08/15/19	201,406
150	Deutsche Telekom International Finance BV (Germany) (a)	2.225	01/17/20	150,318
225	Orange SA (France)	2.75	02/06/19	227,942
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	177,255
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	50,014
175	Time Warner Cable LLC	6.75	07/01/18	183,130
230	Verizon Communications, Inc. (a)	2.946	03/15/22	231,851
				1,852,113
	Consumer Discretionary (0.7%)
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	202,250
	Consumer, Cyclical (5.8%)
175	CVS Health Corp.	2.125	06/01/21	173,027
100	Delta Air Lines, Inc.	2.875	03/13/20	101,373
200	Ford Motor Credit Co., LLC	2.681	01/09/20	201,465
125	Hyundai Capital America (Korea, Republic of) (a)	2.00	03/19/18	125,106
50	Hyundai Capital America (a)	2.55	04/03/20	49,908
100	Hyundai Capital America (Korea, Republic of) (a)	2.60	03/19/20	100,299
175	McDonald's Corp., MTN	2.20	05/26/20	176,262
240	Nissan Motor Acceptance Corp. (Japan) (a)	2.65	09/26/18	242,475
175	Southwest Airlines Co.	2.75	11/06/19	177,824
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40	05/22/20	200,823
				1,548,562
	Consumer, Non-Cyclical (15.7%)
140	Abbott Laboratories	2.35	11/22/19	141,134
175	AbbVie, Inc.	2.50	05/14/20	177,147
280	Allergan Funding SCS	3.00	03/12/20	286,120
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65	02/01/21	202,850
150	BAT International Finance PLC (United Kingdom) (a)	2.75	06/15/20	152,067

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$175	Baxalta, Inc.	2.875%	06/23/20	$177,916
200	Bayer US Finance LLC (a)	2.375	10/08/19	201,658
100	Becton Dickinson and Co.	2.675	12/15/19	101,284
175	Biogen, Inc.	2.90	09/15/20	178,644
50	Cardinal Health, Inc.	1.948	06/14/19	50,073
175	Celgene Corp.	2.875	08/15/20	179,084
250	Cooperatieve Rabobank UA, Series BKTN (Netherlands)	1.375	08/09/19	247,268
200	Danone SA (France) (a)	1.691	10/30/19	198,515
175	EMD Finance LLC (Germany) (a)	2.40	03/19/20	176,228
175	Gilead Sciences, Inc.	2.55	09/01/20	177,602
75	JM Smucker Co. (The)	2.50	03/15/20	75,829
150	Kroger Co. (The)	2.30	01/15/19	150,660
50	Mead Johnson Nutrition Co.	3.00	11/15/20	51,313
175	Medtronic, Inc.	2.50	03/15/20	177,605
150	Molson Coors Brewing Co.	1.45	07/15/19	148,246
175	Reynolds American, Inc.	2.30	06/12/18	175,802
300	Synchrony Financial	3.00	08/15/19	304,378
75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	1.40	07/20/18	74,843
250	Tyson Foods, Inc.	2.65	08/15/19	253,277
150	UnitedHealth Group, Inc.	2.70	07/15/20	153,223
				4,212,766
	Diversified (0.7%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong) (a)	1.625	10/31/17	199,642
	Energy (2.3%)
100	BP Capital Markets PLC (United Kingdom)	2.315	02/13/20	100,956
175	Energy Transfer LP	2.50	06/15/18	175,899
125	Enterprise Products Operating LLC	2.55	10/15/19	126,146
200	Kinder Morgan, Inc.	3.05	12/01/19	203,589
				606,590
	Finance (30.0%)
230	ABN Amro Bank N.V. (Netherlands) (a)	2.50	10/30/18	231,927
150	Air Lease Corp.	2.125	01/15/20	149,374
225	American Express Credit Corp., Series G	2.25	08/15/19	227,008
280	Bank of America Corp., MTN	2.625	10/19/20	283,045
150	Bank of New York Mellon Corp. (The), MTN	2.45	11/27/20	151,535
210	BNP Paribas SA, MTN (France)	2.70	08/20/18	212,418
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	261,270

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$275	BPCE SA, MTN (France)	2.25%	01/27/20	$275,458
175	Capital One Financial Corp.	2.45	04/24/19	176,010
150	Citigroup, Inc.	2.45	01/10/20	150,990
250	Compass Bank	1.85	09/29/17	250,070
250	Credit Agricole SA (France) (a)	2.125	04/17/18	250,736
250	Credit Suisse AG, Series G (Switzerland)	2.30	05/28/19	251,714
200	Danske Bank A/S (Denmark) (a)	1.65	09/06/19	198,200
225	DBS Group Holdings Ltd. (Singapore) (a)	2.246	07/16/19	225,689
250	Discover Bank	2.00	02/21/18	250,346
175	ERP Operating LP	2.375	07/01/19	176,110
175	Goldman Sachs Group, Inc. (The)	2.35	11/15/21	172,823
220	HSBC USA, Inc.	2.25	06/23/19	221,126
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	201,876
100	Jackson National Life Global Funding (a)	1.875	10/15/18	100,198
100	Jackson National Life Global Funding (a)	2.20	01/30/20	100,066
50	JPMorgan Chase & Co., MTN	2.295	08/15/21	49,738
200	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	200,709
200	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21	203,343
201	Macquarie Bank Ltd. (Australia) (a)	2.60	06/24/19	202,758
175	Metropolitan Life Global Funding I (See Note 8) (a)	2.00	04/14/20	174,592
150	Metropolitan Life Global Funding I (See Note 8) (a)	2.05	06/12/20	149,913
230	Mizuho Bank Ltd. (Japan) (a)	1.85	03/21/18	230,332
250	National Bank of Canada (Canada)	2.15	06/12/20	249,587
125	New York Life Global Funding (a)	1.55	11/02/18	124,808
250	Principal Life Global Funding II (a)	2.15	01/10/20	250,375
150	Protective Life Global Funding (a)	1.722	04/15/19	149,006
150	Protective Life Global Funding (a)	2.70	11/25/20	151,188
200	QBE Insurance Group Ltd. (Australia) (a)	2.40	05/01/18	200,217
200	Santander Holdings USA, Inc.	2.70	05/24/19	201,565
250	Skandinaviska Enskilda Banken AB (Sweden)	2.30	03/11/20	251,024
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	262,302
300	UBS AG, MTN (Switzerland)	2.375	08/14/19	302,824
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	2.70	09/17/19	201,756
				8,074,026
	Industrials (3.2%)
50	Harris Corp.	2.70	04/27/20	50,551
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875	01/15/19	116,720
75	Lockheed Martin Corp.	2.50	11/23/20	76,089
150	Rockwell Collins, Inc.	1.95	07/15/19	150,295
50	Ryder System, Inc., MTN	2.65	03/02/20	50,386

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$250	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.15%		05/27/20	$251,396
175	Union Pacific Corp.	2.25		06/19/20	176,164
					871,601
	Technology (1.6%)
125	Lam Research Corp.	2.80		06/15/21	126,915
300	TSMC Global Ltd. (Taiwan) (a)	1.625		04/03/18	299,450
					426,365
	Utilities (5.5%)
275	Dominion Energy Gas Holdings LLC	2.50		12/15/19	276,996
75	DTE Energy Co.	1.50		10/01/19	73,918
100	Duke Energy Corp.	1.80		09/01/21	97,715
225	Engie SA (France) (a)	1.625		10/10/17	224,832
175	Eversource Energy	1.45		05/01/18	174,783
200	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	202,364
175	Sempra Energy	2.40		03/15/20	175,896
250	Southern Co. (The)	2.15		09/01/19	250,238
					1,476,742
	Total Corporate Bonds (Cost $19,644,112)				19,771,602
	Asset-Backed Securities (16.2%)
100	AMSR Trust (a)	2.609	(b)	11/17/33	100,734
98	Bayview Opportunity Master Fund IVb Trust (a)	3.50	(b)	01/28/55	100,470
40	CAM Mortgage Trust (a)	4.00		01/15/56	40,578
100	CLUB Credit Trust (a)	2.39		04/17/23	100,106
	Colony American Homes
120	(a)	2.359	(b)	05/17/31	120,615
100	(a)	4.009	(b)	05/17/31	100,950
82	(a)	4.42	(b)	07/17/31	82,230
73	Conn Funding II LP (a)	2.73		05/15/20	73,146
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	384,640
99	GCAT LLC (a)	3.228		05/25/22	99,166
135	Golden Credit Card Trust (Canada) (a)	1.98		04/15/22	135,024
125	Green Tree Agency Advance Funding Trust I (a)	2.38		10/15/48	124,639
206	Invitation Homes Trust (a)	3.74	(b)	08/17/32	207,810
100	Mariner Finance Issuance Trust (a)	3.62		02/20/29	100,900
86	Marlette Funding Trust (a)	2.827		03/15/24	86,098
	Nationstar HECM Loan Trust
40	(a)	2.239	(b)	06/25/26	40,139

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$23	(a)	2.883%		11/25/25	$23,311
100	(a)	2.942		05/25/27	100,034
37	(a)	2.981	(b)	02/25/26	37,349
50	Nissan Auto Lease Trust	1.91		04/15/20	49,953
139	North Carolina State Education Assistance Authority	1.956	(b)	07/25/25	139,426
103	NRZ Excess Spread-Collateralized Notes (a)	5.683		07/25/21	103,301
100	Ocwen Master Advance Receivables Trust (a)	2.722		08/16/49	99,773
36	Panhandle-Plains Higher Education Authority, Inc.	2.098	(b)	07/01/24	36,153
50	PennyMac LLC (a)	4.00		03/25/55	50,221
89	PRPM LLC (a)	4.00		09/27/21	88,718
57	RMAT LLC (a)	4.826		06/25/35	57,222
103	Skopos Auto Receivables Trust (a)	5.43		12/15/23	104,072
100	SPS Servicer Advance Receivables Trust (a)	2.53		11/16/48	99,128
100	Sunset Mortgage Loan Co., LLC (a)	3.50		06/16/47	100,203
98	Towd Point Mortgage Trust (a)	2.75	(b)	04/25/57	99,461
	Verizon Owner Trust
110	(a)	1.68		05/20/21	109,746
105	(a)	2.06		09/20/21	105,433
97	VOLT LIX LLC (a)	3.25		05/25/47	97,584
94	VOLT LV LLC (a)	3.50		03/25/47	93,982
92	VOLT LVI LLC (a)	3.50		03/25/47	92,231
100	VOLT LX LLC (a)	3.25		04/25/59	100,161
100	VOLT LXI LLC (a)	3.125		06/25/47	100,000
	VOLT NPL X LLC
95	(a)	3.375		10/26/54	95,838
88	(a)	4.75		10/26/54	88,822
100	VOLT XIX LLC (a)	5.00		04/25/55	100,601
100	VOLT XXII LLC (a)	4.25		02/25/55	99,967
198	VOLT XXXIII LLC (a)	4.25		03/25/55	198,367
	Total Asset-Backed Securities (Cost $4,339,210)				4,368,302
	Mortgages - Other (4.3%)
61	CHL Mortgage Pass-Through Trust	5.50		05/25/34	61,943
	Fannie Mae Connecticut Avenue Securities
131		2.516	(b)	04/25/29 - 07/25/29	133,078
56		3.416	(b)	10/25/28	57,027
	Freddie Mac Structured Agency Credit Risk Debt Notes
93		2.116	(b)	10/25/27	93,545
90		2.466	(b)	10/25/28	90,439
126		2.966	(b)	09/25/28	126,851

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$62	JP Morgan Mortgage Trust	3.757	(b)%	07/25/35	$61,716
119	Merrill Lynch Mortgage Investors Trust	3.076	(b)	12/25/34	119,926
279	New Residential Mortgage Loan Trust (a)	3.75	(b)	11/26/35 - 08/25/55	288,055
127	Sequoia Mortgage Trust	1.832	(b)	08/20/34	121,061
	Total Mortgages - Other (Cost $1,149,672)				1,153,641
	Commercial Mortgage-Backed Securities (2.4%)
148	BLCP Hotel Trust (a)	2.109	(b)	08/15/29	148,059
109	CDGJ Commercial Mortgage Trust (a)	2.559	(b)	12/15/27	109,223
86	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	86,603
94	Cosmopolitan Hotel Trust (a)	2.559	(b)	11/15/33	94,810
100	Hudsons Bay Simon JV Trust (a)	2.656	(b)	08/05/34	100,287
34	JP Morgan Chase Commercial Mortgage Securities Trust (a)	2.139	(b)	07/15/31	34,281
89	Velocity Commercial Capital Loan Trust	3.016	(b)	10/25/46	89,973
	Total Commercial Mortgage-Backed Securities (Cost $662,662)				663,236
	Sovereign (0.9%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,428)	1.50		01/22/18	244,578
	Collateralized Mortgage Obligations - Agency Collateral Series (0.9%)
106	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	122,713
	Government National Mortgage Association,
	IO
206		5.018	(b)	03/20/43	35,178
260		5.288	(b)	05/20/40	49,733
	IO PAC
333		4.938	(b)	10/20/41	31,997
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $178,954)				239,621
	Agency Fixed Rate Mortgages (0.3%)
	Federal National Mortgage Association, Conventional Pools:
52		6.50		01/01/32	57,630
23		7.00		12/01/31 - 06/01/32	23,384
	Total Agency Fixed Rate Mortgages (Cost $78,318)				81,014

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (1.1%)
	U.S. Treasury Security (0.2%)
$51	U.S. Treasury Bill (c)(d) (Cost $50,507)	1.191%	04/26/18	$50,513
NUMBER OF SHARES (000)
	Investment Company (0.9%)
	230Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $229,828)			229,828
	Total Short-Term Investments (Cost $280,335)			280,341
	Total Investments (Cost $26,575,691) (e)(f)		99.6%	26,802,335
	Other Assets in Excess of Liabilities		0.4	99,753
	Net Assets		100.0%	$26,902,088

  IO  Interest Only.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.

  (c)  Rate shown is the yield to maturity at June 30, 2017.

  (d)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (e)  Securities are available for collateral in connection with open futures contracts.

  (f)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $285,084 and the aggregate gross unrealized depreciation is $58,440, resulting in net unrealized appreciation of $226,644.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

FUTURES CONTRACTS OPEN AT JUNE 30, 2017:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
44	Long	U.S. Treasury 5 yr. Note, Sep-17	$5,184,781	$(11,500)
5	Long	U.S. Treasury 2 yr. Note, Sep-17	1,080,547	(625)
Total Unrealized Depreciation				$(12,125)

LONG TERM CREDIT ANALYSIS+

AAA	12.1%
AA	9.5
A	39.7
BBB	29.8
BB	0.0
B or Below	0.0
Not Rated	8.9
	100.0	%++

+  The ratings shown are based on the Fund's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long futures contracts with an underlying face amount of $6,265,328 with total unrealized depreciation of $12,125.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (96.4%)
	Basic Materials (4.0%)
$350	Air Liquide Finance SA (France) (a)	2.25%		09/27/23	$340,804
225	BHP Billiton Finance USA Ltd. (Australia)	5.00		09/30/43	260,970
450	EI du Pont de Nemours & Co.	2.20		05/01/20	452,627
390	Eldorado Gold Corp. (Canada) (a)	6.125		12/15/20	401,213
175	Goldcorp, Inc. (Canada)	5.45		06/09/44	195,410
450	International Paper Co.	3.00		02/15/27	433,975
300	LyondellBasell Industries N.V.	4.625		02/26/55	295,162
470	NOVA Chemicals Corp. (Canada) (a)	5.25		08/01/23	484,687
575	Sherwin-Williams Co. (The)	2.75		06/01/22	575,312
315	Southern Copper Corp. (Mexico)	7.50		07/27/35	390,958
220	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	237,050
					4,068,168
	Communications (11.8%)
325	21st Century Fox America, Inc.	4.75		09/15/44	343,450
700	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	705,832
226	Altaba, Inc.	0.00	(b)	12/01/18	257,499
175	Amazon.com, Inc.	4.95		12/05/44	207,052
1,101	AT&T, Inc.	4.50		03/09/48	1,034,326
525	Baidu, Inc. (China)	2.75		06/09/19	531,481
220	Baidu, Inc. (China) (c)	2.875		07/06/22	218,940
200	Baidu, Inc. (China)	3.25		08/06/18	202,545
150	CBS Corp.	4.90		08/15/44	158,128
275	Charter Communications Operating LLC/ Charter Communications Operating Capital	4.908		07/23/25	297,571
275	Charter Communications Operating LLC/ Charter Communications Operating Capital	6.484		10/23/45	331,222
725	Cisco Systems, Inc.	1.85		09/20/21	716,495
270	Comcast Corp.	6.40		05/15/38	359,764
300	Ctrip.com International Ltd. (China) (a)	1.25		09/15/22	324,938
150	Deutsche Telekom International Finance BV (Germany) (a)	3.60		01/19/27	152,914
200	DISH DBS Corp.	5.875		11/15/24	214,144
425	NBC Universal Media LLC	5.95		04/01/41	545,323
175	Netflix, Inc. (a)	4.375		11/15/26	175,000
900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25		02/21/23	889,042
300	Priceline Group, Inc. (The)	0.90		09/15/21	344,250
250	Shutterfly, Inc.	0.25		05/15/18	250,469
200	Sprint Corp.	7.125		06/15/24	223,000
175	Telefonica Emisiones SAU (Spain)	4.103		03/08/27	181,161

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$330	Telefonica Europe BV (Spain)	8.25%		09/15/30	$463,971
200	Telenor East Holding II AS, Series VIP (Norway)	0.25		09/20/19	220,580
800	Time Warner, Inc.	3.80		02/15/27	806,985
990	Verizon Communications, Inc.	4.672		03/15/55	930,784
100	Verizon Communications, Inc.	5.012		08/21/54	99,152
200	Viacom, Inc.	5.85		09/01/43	216,721
250	Viavi Solutions, Inc.	0.625		08/15/33	277,344
200	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	198,255
					11,878,338
	Consumer Discretionary (0.8%)
825	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	834,281
	Consumer, Cyclical (7.2%)
351	American Airlines Pass-Through Trust	4.00		07/15/25	367,558
575	BMW US Capital LLC (Germany) (a)	2.70		04/06/22	580,940
562	British Airways Pass-Through Trust (United Kingdom) (a)	4.625		06/20/24	606,134
150	Darden Restaurants, Inc.	3.85		05/01/27	152,710
100	Darden Restaurants, Inc.	6.80		10/15/37	128,123
475	Delta Air Lines, Inc.	3.625		03/15/22	488,144
325	Dollar General Corp.	3.25		04/15/23	331,444
175	Ford Motor Co.	4.75		01/15/43	169,536
300	Ford Motor Credit Co., LLC	3.096		05/04/23	296,795
300	General Motors Co.	6.60		04/01/36	348,555
168	Hanesbrands, Inc. (a)	4.875		05/15/26	171,360
200	Home Depot, Inc.	3.35		09/15/25	207,896
175	Home Depot, Inc.	5.875		12/16/36	228,396
400	Lowe's Cos., Inc.	2.50		04/15/26	384,939
375	Macy's Retail Holdings, Inc.	2.875		02/15/23	344,259
300	McDonald's Corp., MTN	4.60		05/26/45	324,741
475	RH (a)	0.00	(b)	06/15/19	434,625
125	Tesla, Inc.	0.25		03/01/19	143,125
275	Under Armour, Inc.	3.25		06/15/26	258,168
241	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	256,922
375	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	376,543
125	Wal-Mart Stores, Inc.	5.25		09/01/35	152,740
200	Walgreens Boots Alliance, Inc.	3.45		06/01/26	199,957
350	ZF North America Capital, Inc. (Germany) (a)	4.50		04/29/22	368,812
					7,322,422

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Consumer, Non-Cyclical (12.9%)
$450	Abbott Laboratories	3.40%		11/30/23	$461,301
175	Abbott Laboratories	4.90		11/30/46	193,526
200	AbbVie, Inc.	3.20		05/14/26	198,016
175	AbbVie, Inc.	4.70		05/14/45	186,694
51	Allergan Funding SCS	4.75		03/15/45	55,269
140	Altria Group, Inc.	5.375		01/31/44	169,147
275	Amgen, Inc.	2.60		08/19/26	260,775
272	Amgen, Inc.	4.663		06/15/51	289,341
400	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.65		02/01/26	412,846
525	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70		02/01/24	550,092
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	679,894
325	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	438,501
150	Automatic Data Processing, Inc.	3.375		09/15/25	156,052
125	Baxalta, Inc.	5.25		06/23/45	147,049
225	Becton Dickinson and Co.	2.894		06/06/22	225,956
175	Becton Dickinson and Co.	4.685		12/15/44	180,922
260	BRF SA (Brazil) (a)	3.95		05/22/23	251,953
250	Cencosud SA (Chile) (a)	6.625		02/12/45	273,489
312	EMD Finance LLC (Germany) (a)	3.25		03/19/25	313,614
275	Express Scripts Holding Co.	4.50		02/25/26	291,958
150	Express Scripts Holding Co.	4.80		07/15/46	153,171
225	Gilead Sciences, Inc.	4.80		04/01/44	245,748
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875		06/27/24	283,848
250	Humana, Inc.	3.95		03/15/27	261,052
316	Illumina, Inc.	0.00	(b)	06/15/19	320,740
300	Kraft Heinz Foods Co.	4.375		06/01/46	294,992
300	Mead Johnson Nutrition Co.	3.00		11/15/20	307,877
375	Medtronic, Inc.	4.625		03/15/45	423,070
325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	361,467
350	PepsiCo, Inc.	3.60		03/01/24	370,581
350	Pfizer, Inc.	3.00		12/15/26	351,407
200	Philip Morris International, Inc.	4.50		03/20/42	213,232
400	Reckitt Benckiser Treasury Services PLC (United Kingdom) (a)	2.375		06/24/22	397,666
575	Teva Pharmaceutical Finance Netherlands III BV (Israel)	3.15		10/01/26	547,145
325	Thermo Fisher Scientific, Inc.	2.95		09/19/26	316,657
175	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375		03/22/27	171,265
300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125		02/02/26	311,910
200	Tyson Foods, Inc.	4.875		08/15/34	219,454

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$250	UnitedHealth Group, Inc.	2.875%	03/15/23	$254,038
525	UnitedHealth Group, Inc.	3.75	07/15/25	553,533
930	WM Wrigley Jr. Co. (a)	2.90	10/21/19	946,027
				13,041,275
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	215,500
	Energy (8.1%)
250	Anadarko Petroleum Corp.	6.45	09/15/36	295,130
400	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	413,587
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	223,930
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	496,134
675	Buckeye Partners LP	4.15	07/01/23	694,096
525	Cimarex Energy Co.	3.90	05/15/27	528,925
450	ConocoPhillips Co.	4.95	03/15/26	502,048
151	DCP Midstream Operating LP (a)	5.35	03/15/20	157,795
425	Enable Midstream Partners LP	3.90	05/15/24	422,094
250	Endeavor Energy Resources LP/ EER Finance, Inc. (a)	7.00	08/15/21	259,688
175	Enterprise Products Operating LLC	5.95	02/01/41	208,018
250	Exxon Mobil Corp.	4.114	03/01/46	264,396
100	Kinder Morgan Energy Partners LP	3.95	09/01/22	103,434
250	Kinder Morgan, Inc.	5.55	06/01/45	265,887
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	332,367
325	MPLX LP	4.00	02/15/25	327,730
25	MPLX LP	4.875	06/01/25	26,552
150	MPLX LP	5.20	03/01/47	155,068
100	Noble Energy, Inc.	5.05	11/15/44	103,083
100	Phillips 66 Partners LP	4.68	02/15/45	96,150
325	Spectra Energy Capital LLC	7.50	09/15/38	428,054
450	Tesoro Corp. (a)	4.75	12/15/23	487,125
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	402,380
475	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	494,057
450	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	443,963
				8,131,691
	Finance (33.9%)
390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00	06/15/21	414,383
600	ABN Amro Bank N.V. (Netherlands) (a)	4.75	07/28/25	633,745
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands)	3.50	05/26/22	154,106
420	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands)	3.75	05/15/19	431,588

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$225	Air Lease Corp.	2.625%		07/01/22	$223,265
250	Air Lease Corp.	3.375		06/01/21	256,870
275	Alexandria Real Estate Equities, Inc.	3.95		01/15/27	280,627
350	American Express Credit Corp., MTN	3.30		05/03/27	350,148
125	American International Group, Inc.	4.50		07/16/44	127,604
375	American International Group, Inc.	4.875		06/01/22	411,922
425	Bank of America Corp.	4.244	(d)	04/24/38	442,831
205	Bank of America Corp.	7.75		05/14/38	295,701
325	Bank of America Corp., MTN	2.151		11/09/20	323,788
150	Bank of America Corp., MTN	5.00		01/21/44	170,220
750	Bank of America Corp., Series G	3.50		04/19/26	753,969
800	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21	885,000
300	BNP Paribas SA (France) (a)	3.80		01/10/24	312,877
400	Boston Properties LP	3.65		02/01/26	405,501
625	BPCE SA (France) (a)	5.15		07/21/24	668,718
275	Brighthouse Financial, Inc. (a)	3.70		06/22/27	272,220
450	Brixmor Operating Partnership LP	4.125		06/15/26	448,218
400	Brookfield Finance, Inc. (Canada)	4.25		06/02/26	411,573
625	Capital One Financial Corp.	3.75		03/09/27	623,986
850	Citigroup, Inc.	4.45		09/29/27	885,105
350	Citigroup, Inc.	8.125		07/15/39	539,043
250	Credit Suisse Group AG (Switzerland) (a)	3.574		01/09/23	256,450
625	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55		04/17/26	665,140
150	CubeSmart LP	3.125		09/01/26	142,814
425	Discover Bank	7.00		04/15/20	472,028
715	Discover Financial Services	3.85		11/21/22	733,127
300	Discover Financial Services	3.95		11/06/24	305,114
300	Extra Space Storage LP (a)	3.125		10/01/35	321,188
450	Five Corners Funding Trust (a)	4.419		11/15/23	483,921
250	GE Capital International Funding Co.	4.418		11/15/35	272,620
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	490,869
525	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	682,717
300	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	333,449
250	Guardian Life Insurance Co. of America (The) (a)	4.85		01/24/77	265,531
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	408,597
410	HSBC Finance Corp.	6.676		01/15/21	462,422
525	HSBC Holdings PLC (United Kingdom)	3.90		05/25/26	542,515
325	HSBC Holdings PLC (United Kingdom)	4.041	(d)	03/13/28	337,032
250	HSBC Holdings PLC (United Kingdom)	4.375		11/23/26	259,904
400	ING Bank N.V. (Netherlands) (a)	5.80		09/25/23	452,273

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$200	ING Groep N.V. (Netherlands)	6.00	(d) %	04/16/20(e)	$205,000
300	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	302,814
250	Intesa Sanpaolo SpA (Italy) (a)	5.71		01/15/26	264,405
750	JPMorgan Chase & Co.	3.782	(d)	02/01/28	767,883
480	JPMorgan Chase & Co.	4.95		06/01/45	536,738
575	LeasePlan Corp. N.V. (Netherlands) (a)	2.875		01/22/19	577,040
275	Lincoln National Corp.	7.00		06/15/40	370,516
475	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	482,940
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	126,810
500	MetLife, Inc. (See Note 8)	5.70		06/15/35	617,428
500	New York Life Global Funding (a)	2.90		01/17/24	505,219
275	Northern Trust Corp.	3.375	(d)	05/08/32	275,224
750	PNC Financial Services Group, Inc. (The)	3.15		05/19/27	747,199
675	Prudential Financial, Inc.	5.625	(d)	06/15/43	742,500
135	Prudential Financial, Inc., MTN	6.625		12/01/37	180,666
575	Realty Income Corp.	3.25		10/15/22	584,336
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875		09/12/23	587,942
750	Santander UK Group Holdings PLC (United Kingdom)	3.571		01/10/23	767,863
325	Santander UK PLC (United Kingdom) (a)	5.00		11/07/23	349,511
600	Skandinaviska Enskilda Banken AB (Sweden) (a)	2.625		11/17/20	607,619
250	Spirit Realty Capital, Inc.	3.75		05/15/21	248,595
300	Standard Chartered PLC (United Kingdom) (a)	2.10		08/19/19	299,051
700	Swedbank AB (Sweden) (a)	2.80		03/14/22	709,990
475	Synchrony Bank	3.00		06/15/22	473,396
125	TD Ameritrade Holding Corp.	3.30		04/01/27	124,998
350	TD Ameritrade Holding Corp.	3.625		04/01/25	362,512
475	Toronto-Dominion Bank (The) (Canada)	3.625	(d)	09/15/31	472,064
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491		05/23/23	537,730
425	Visa, Inc.	4.30		12/14/45	467,299
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25		10/05/20	330,988
1,800	Wells Fargo & Co.	3.00		10/23/26	1,754,876
250	Wells Fargo & Co., MTN	4.10		06/03/26	259,157
					34,251,028
	Industrials (3.4%)
500	Brambles USA, Inc. (Australia) (a)	4.125		10/23/25	513,701
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	416,669
325	CSX Corp.	2.60		11/01/26	314,139
165	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	172,631

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$200	Harris Corp.	4.854%		04/27/35	$219,646
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	549,971
225	Johnson Controls International PLC	3.90		02/14/26	236,001
425	Lockheed Martin Corp.	3.55		01/15/26	441,176
235	MasTec, Inc.	4.875		03/15/23	235,588
300	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.35		10/15/26	283,601
					3,383,123
	Technology (4.7%)
250	Akamai Technologies, Inc.	0.00	(b)	02/15/19	245,158
1,150	Apple, Inc.	2.45		08/04/26	1,100,975
400	Apple, Inc.	3.00		06/20/27	398,501
325	Applied Materials, Inc.	3.30		04/01/27	330,684
200	Dell International LLC/EMC Corp. (a)	8.10		07/15/36	252,042
950	Microsoft Corp.	2.875		02/06/24	966,299
350	Microsoft Corp.	4.45		11/03/45	390,403
250	Nuance Communications, Inc.	1.00		12/15/35	242,188
225	ON Semiconductor Corp.	1.00		12/01/20	234,563
550	QUALCOMM, Inc.	2.60		01/30/23	548,417
					4,709,230
	Utilities (9.4%)
400	Alabama Power Co.	3.75		03/01/45	396,213
475	Appalachian Power Co.	3.40		06/01/25	488,646
425	Baltimore Gas & Electric Co.	2.40		08/15/26	402,741
175	Black Hills Corp.	3.15		01/15/27	169,552
250	Boston Gas Co. (a)	4.487		02/15/42	267,862
495	CMS Energy Corp.	5.05		03/15/22	545,024
280	CMS Energy Corp.	6.25		02/01/20	308,412
275	Duke Energy Carolinas LLC	3.75		06/01/45	274,244
275	Duke Energy Corp.	2.65		09/01/26	261,701
550	EDP Finance BV (Portugal) (a)	3.625		07/15/24	546,529
225	Enel Finance International N.V. (Italy) (a)	6.00		10/07/39	268,456
210	Enel SpA (Italy) (a)	8.75	(d)	09/24/73	250,425
300	Entergy Arkansas, Inc.	3.50		04/01/26	310,059
150	Entergy Louisiana LLC	3.05		06/01/31	145,080
700	Exelon Generation Co., LLC	4.00		10/01/20	730,865
300	Fortis, Inc., Series WI (Canada)	2.10		10/04/21	294,129
200	GNL Quintero SA (Chile) (a)	4.634		07/31/29	208,000
450	NextEra Energy Capital Holdings, Inc.	3.55		05/01/27	458,072
275	Oncor Electric Delivery Co., LLC	2.95		04/01/25	275,012
325	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	328,842

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$590	Puget Energy, Inc.	6.50%	12/15/20	$660,035
250	South Carolina Electric & Gas Co.	4.50	06/01/64	251,198
525	Trans-Allegheny Interstate Line Co. (a)	3.85	06/01/25	545,334
396	TransAlta Corp. (Canada)	4.50	11/15/22	401,148
475	Virginia Electric & Power Co., Series B	4.20	05/15/45	500,732
250	Xcel Energy, Inc.	3.30	06/01/25	252,629
				9,540,940
	Total Corporate Bonds (Cost $94,280,519)			97,375,996
	Sovereign (0.5%)
550	Sinopec Group Overseas Development 2015 Ltd. (China) (a) (Cost $548,460)	2.50	04/28/20	552,963
	Asset-Backed Security (0.1%)
98	CVS Pass-Through Trust (a) (Cost $97,686)	8.353	07/10/31	126,230
	Short-Term Investments (2.5%)
	U.S. Treasury Security (0.9%)
889	U.S. Treasury Bill (f)(g) (Cost $880,413)	1.191	04/26/18	880,512
NUMBER OF SHARES (000)
	Investment Company (1.6%)
	1,662Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $1,661,891)			1,661,891
	Total Short-Term Investments (Cost $2,542,304)			2,542,403
	Total Investments (Cost $97,468,969) (h)(i)		99.5%	100,597,592
	Other Assets in Excess of Liabilities		0.5	460,743
	Net Assets		100.0%	$101,058,335

  MTN  Medium Term Note.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Capital appreciation bond.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

  (c)  When-issued security.

  (d)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.

  (e)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

  (f)  Rate shown is the yield to maturity at June 30, 2017.

  (g)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (h)  Securities are available for collateral in connection with purchase of when-issued securities, open futures contracts and swap agreements.

  (i)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,787,865 and the aggregate gross unrealized depreciation is $659,242, resulting in net unrealized appreciation of $3,128,623.

FUTURES CONTRACTS OPEN AT JUNE 30, 2017:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
76	Long	U.S. Treasury 2 yr. Note, Sep-17	$16,424,313	$(25,094)
20	Long	U.S. Treasury 30 yr. Bond, Sep-17	3,073,750	25,156
10	Long	U.S. Treasury Ultra Bond, Sep-17	1,658,750	28,484
17	Short	U.S. Treasury 5 yr. Note, Sep-17	(2,003,211)	8,391
29	Short	U.S. Treasury 10 yr. Ultra Long Bond, Sep-17	(3,909,563)	8,220
32	Short	U.S. Treasury 10 yr. Note, Sep-17	(4,017,000)	9,031
Net Unrealized Appreciation				$54,188

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

CREDIT DEFAULT SWAP AGREEMENTS OPEN AT JUNE 30, 2017:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$845	1.00%	3/20/19	$(29,867)	$16,217	$(13,650)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.HY.27	Buy	2,054	5.00	12/20/21	(71,682)	(85,582)	(157,264)	NR
Total Credit Default Swaps		$2,899			$(101,549)	$(69,365)	$(170,914)

INTEREST RATE SWAP AGREEMENT OPEN AT JUNE 30, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	5,897	3 Month LIBOR	Receive	2.48%	12/21/26	$(110,977)

  LIBOR    London Interbank Offered Rate.

  NR    Not rated.

  †    Credit rating as issued by Standard & Poor's.

  *    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LONG TERM CREDIT ANALYSIS+

AAA	3.0%
AA	9.4
A	44.1
BBB	37.2
BB	1.7
B or Below	1.2
Not Rated	3.4
	100.0	%++

+  The ratings shown are based on the Fund's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with an underlying face amount of $31,086,587 with net unrealized appreciation of $54,188. Does not include open swap agreements with total unrealized depreciation of $212,526.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%) Denmark (2.4%)
	Pharmaceuticals
17,417	Novo Nordisk A/S, Series B	$745,868
	France (16.6%)
	Aerospace & Defense
10,607	Airbus SE	872,264
	Banks
13,201	BNP Paribas SA	950,788
	Electrical Equipment
10,348	Schneider Electric SE	795,062
	Hotels, Restaurants & Leisure
13,393	Accor SA	627,857
	Insurance
28,049	AXA SA	767,266
	Media
8,353	Publicis Groupe SA	623,082
	Multi-Utilities
32,927	Suez	609,807
	Total France	5,246,126
	Germany (16.6%)
	Auto Components
2,330	Continental AG	502,835
	Automobiles
8,054	Daimler AG (Registered)	582,933
	Chemicals
7,247	Symrise AG	513,349
	Health Care Providers & Services
9,521	Fresenius SE & Co., KGaA	816,233
	Industrial Conglomerates
7,198	Siemens AG (Registered)	989,421
	Pharmaceuticals
6,762	Bayer AG (Registered)	874,268
	Software
9,114	SAP SE	951,954
	Total Germany	5,230,993
NUMBER OF SHARES		VALUE
	Ireland (1.9%)
	Construction Materials
17,231	CRH PLC	$609,600
	Italy (1.5%)
	Capital Markets
23,622	Azimut Holding SpA (a)	473,496
	Netherlands (11.9%)
	Banks
49,586	ING Groep N.V.	855,183
	Diversified Telecommunication Services
177,008	Koninklijke KPN N.V.	566,277
	Personal Products
15,027	Unilever N.V. CVA	829,320
	Professional Services
35,792	RELX N.V.	735,837
	Semiconductors & Semiconductor Equipment
5,919	ASML Holding N.V.	771,360
	Total Netherlands	3,757,977
	Spain (1.0%)
	Information Technology Services
5,279	Amadeus IT Group SA, Class A	315,639
	Sweden (2.0%)
	Machinery
36,765	Volvo AB, Class B	626,664
	Switzerland (15.8%)
	Food Products
18,297	Nestle SA (Registered)	1,592,329
	Insurance
2,530	Zurich Insurance Group AG	736,389
	Pharmaceuticals
13,468	Novartis AG (Registered)	1,120,812
4,400	Roche Holding AG (Genusschein)	1,120,534
		2,241,346

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

NUMBER OF SHARES				VALUE
	Textiles, Apparel & Luxury Goods
1,151	Swatch Group AG (The)			$425,038
	Total Switzerland			4,995,102
	United Kingdom (28.4%)
	Banks
220,329	Barclays PLC			581,827
685,192	Lloyds Banking Group PLC			590,341
				1,172,168
	Diversified Telecommunication Services
111,598	BT Group PLC			428,421
	Equity Real Estate Investment Trusts (REITs)
42,644	Great Portland Estates PLC REIT			331,584
	Household Products
8,883	Reckitt Benckiser Group PLC			900,582
	Insurance
44,267	Prudential PLC			1,015,314
	Oil, Gas & Consumable Fuels
158,591	BP	PL	C	914,634
35,027	Royal Dutch Shell PLC, Class A			928,385
				1,843,019
	Pharmaceuticals
32,966	GlaxoSmithKline PLC			702,227
	Tobacco
15,892	British American Tobacco PLC			1,083,361
15,302	Imperial Brands PLC			687,289
				1,770,650
	Wireless Telecommunication Services
286,191	Vodafone Group PLC			811,662
	Total United Kingdom			8,975,627
	Total Common Stocks (Cost $22,311,214)			30,977,092
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (1.6%) Securities held as Collateral on Loaned Securities
	Investment Company (1.2%)
389	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 8)	$388,667
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.4%)
$47	Barclays Capital, Inc. (1.08%, dated 06/30/17, due 07/03/17; proceeds $47,128; fully collateralized by U.S. Government obligations; 2.13% - 2.75% due 06/30/22 - 08/15/42; valued at $48,066)	47,124
43	HSBC Securities USA, Inc. (1.06%, dated 06/30/17, due 07/03/17; proceeds $43,135; fully collateralized by a U.S. Government agency security; 5.00% due 06/01/47; valued at $44,008)	43,131

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

PRINCIPAL AMOUNT (000)		VALUE
$31	HSBC Securities USA, Inc. (1.07%, dated 06/30/17, due 07/03/17; proceeds $30,811; fully collateralized by a U.S. Government agency security; 5.00% due 06/01/47; valued at $31,437)	$30,808
		121,063
	Total Short-Term Investments (Cost $509,730)	509,730
Total Investments (Cost $22,820,944) (b)	99.7%	31,486,822
Other Assets in Excess of Liabilities	0.3	80,049
Net Assets	100.0%	$31,566,871

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

  (a)  All or a portion of this security was on loan at June 30, 2017.

  (b)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,051,239 and the aggregate gross unrealized depreciation is $1,385,361, resulting in net unrealized appreciation of $8,665,878.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$4,563,709		14.7%
Banks	2,978,139		9.6
Insurance	2,518,969		8.1
Oil, Gas & Consumable Fuels	1,843,019		6.0
Tobacco	1,770,650		5.7
Food Products	1,592,329		5.1
Diversified Telecommunication Services	994,698		3.2
Industrial Conglomerates	989,421		3.2
Software	951,954		3.1
Household Products	900,582		2.9
Aerospace & Defense	872,264		2.8
Personal Products	829,320		2.7
Health Care Providers & Services	816,233		2.6
Wireless Telecommunication Services	811,662		2.6
Electrical Equipment	795,062		2.6
Semiconductors & Semiconductor Equipment	771,360		2.5
Professional Services	735,837		2.4
Hotels, Restaurants & Leisure	627,857		2.0
Machinery	626,664		2.0
Media	623,082		2.0
Multi-Utilities	609,807		2.0
Construction Materials	609,600		2.0
Automobiles	582,933		1.9
Chemicals	513,349		1.7
Auto Components	502,835		1.6
Capital Markets	473,496		1.5
Textiles, Apparel & Luxury Goods	425,038		1.4
Equity Real Estate Investment Trusts (REITs)	331,584		1.1
Information Technology Services	315,639		1.0
	$30,977,092	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.2%)
	Automobiles (1.5%)
10,079	Tesla, Inc. (a)(b)	$3,644,667
	Biotechnology (1.2%)
17,980	Alnylam Pharmaceuticals, Inc. (b)	1,434,085
26,609	Intrexon Corp. (a)(b)	641,011
24,595	Juno Therapeutics, Inc. (a)(b)	735,144
		2,810,240
	Health Care Equipment & Supplies (4.9%)
12,682	Intuitive Surgical, Inc. (b)	11,862,362
	Health Care Technology (12.2%)
116,337	athenahealth, Inc. (b)	16,351,165
213,566	Veeva Systems, Inc., Class A (b)	13,093,732
		29,444,897
	Hotels, Restaurants & Leisure (8.3%)
231,282	Shake Shack, Inc., Class A (a)(b)	8,067,116
203,459	Starbucks Corp.	11,863,695
		19,930,811
	Information Technology Services (7.2%)
88,644	Mastercard, Inc., Class A	10,765,814
71,522	Visa, Inc., Class A	6,707,333
		17,473,147
	Internet & Direct Marketing Retail (13.6%)
21,265	Amazon.com, Inc. (b)	20,584,520
6,458	Priceline Group, Inc. (The) (b)	12,079,818
		32,664,338
	Internet Software & Services (20.3%)
31,886	Alibaba Group Holding Ltd. ADR (China) (b)	4,492,737
NUMBER OF SHARES		VALUE
16,335	Alphabet, Inc., Class C (b)	$14,844,104
137,120	Facebook, Inc., Class A (b)	20,702,378
114,200	Tencent Holdings Ltd. (China) (c)	4,083,874
272,699	Twitter, Inc. (b)	4,873,131
		48,996,224
	Life Sciences Tools & Services (4.9%)
67,992	Illumina, Inc. (b)	11,797,972
	Semiconductors & Semiconductor Equipment (3.2%)
53,377	NVIDIA Corp.	7,716,179
	Software (14.9%)
136,265	Salesforce.com, Inc. (b)	11,800,549
112,646	ServiceNow, Inc. (b)	11,940,476
46,158	Snap, Inc., Class A (a)(b)	820,228
116,865	Workday, Inc., Class A (b)	11,335,905
		35,897,158
	Total Common Stocks (Cost $121,834,508)	222,237,995
	Preferred Stocks (4.8%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (b)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	471,955
	Hotels, Restaurants & Leisure (0.6%)
114,561	Blue Bottle Coffee, Inc., Series B (b)(d)(e)(f) (acquisition cost - $1,657,606; acquired 01/24/14)	1,489,293

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

NUMBER OF SHARES		VALUE
	Internet & Direct Marketing Retail (2.8%)
42,717	Airbnb, Inc., Series D (b)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	$4,600,621
50,711	Uber Technologies, Series G (b)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	2,091,321
		6,691,942
	Life Sciences Tools & Services (1.0%)
627,809	10X Genomics, Inc., Series B (b)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)	2,517,514
	Software (0.2%)
141,612	Lookout, Inc., Series F (b)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	433,333
	Total Preferred Stocks (Cost $9,977,184)	11,604,037
NOTIONAL AMOUNT (000)
	Call Option Purchased (0.0%)
	Foreign Currency Option
36,450	USD/CNY November 2017 @ CNY $7.40, Royal Bank of Scotland (Cost $122,384)	22,526
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (4.0%) Securities held as Collateral on Loaned Securities (1.1%)
	Investment Company (0.8%)
1,937	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 8)	$1,937,435
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.3%)
$235	Barclays Capital, Inc. (1.08%, dated 06/30/17, due 07/03/17; proceeds $234,924; fully collateralized by U.S. Government obligations; 2.13% - 2.75% due 06/30/22 - 08/15/42; valued at $239,603)	234,903
215	HSBC Securities USA, Inc. (1.06%, dated 06/30/17, due 07/03/17; proceeds $215,019; fully collateralized by a U.S. Government agency security; 5.00% due 06/01/47; valued at $219,373)	215,000
154	HSBC Securities USA, Inc. (1.07%, dated 06/30/17, due 07/03/17; proceeds $153,585; fully collateralized by a U.S. Government agency security; 5.00% due 06/01/47; valued at $156,707)	153,571
		603,474
	Total Securities held as Collateral on Loaned Securities (Cost $2,540,909)	2,540,909

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2017 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (2.9%)
7,041	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 8) (Cost $7,041,272)	$7,041,272
	Total Short-Term Investments (Cost $9,582,181)	9,582,181
Total Investments (Cost $141,516,257) (g)	101.0%	243,446,739
Liabilities in Excess of Other Assets	(1.0)	(2,321,958)
Net Assets	100.0%	$241,124,781

ADR  American Depositary Receipt.

  (a)  All or a portion of this security was on loan at June 30, 2017.

  (b)  Non-income producing security.

  (c)  Security trades on the Hong Kong exchange.

  (d)  At June 30, 2017, the Fund held fair valued securities valued at $11,604,037, representing 4.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

  (e)  Illiquid security.

  (f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2017, amounts to $11,604,037 and represents 4.8% of net assets.

  (g)  At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $109,298,012 and the aggregate gross unrealized depreciation is $7,367,530, resulting in net unrealized appreciation of $101,930,482.

Currency Abbreviations:

CNY  Chinese Yuan Renminbi.

USD  United States Dollar.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$48,996,224		20.3%
Internet & Direct Marketing Retail	39,356,280		16.3
Software	36,330,491		15.1
Health Care Technology	29,444,897		12.2
Hotels, Restaurants & Leisure	21,420,104		8.9
Information Technology Services	17,473,147		7.3
Life Sciences Tools & Services	14,315,486		6.0
Health Care Equipment & Supplies	11,862,362		4.9
Semiconductors & Semiconductor Equipment	7,716,179		3.2
Investment Company	7,041,272		2.9
Automobiles	3,644,667		1.5
Biotechnology	2,810,240		1.2
Electronic Equipment, Instruments & Components	471,955		0.2
Other	22,526		0.0
	$240,905,830	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements

Statement of Assets and Liabilities
June 30, 2017 (unaudited)

	Limited Duration	Income Plus	European Equity		Multi Cap Growth
Assets:
Investments in securities, at value*	$26,248,002	$98,318,273	$31,098,155	(1)	$234,468,032	(1)
Investment in affiliate, at value**	554,333	2,279,319	388,667		8,978,707
Total investments in securities, at value	26,802,335	100,597,592	31,486,822		243,446,739
Cash	95,638	79	—		—
Receivable for:
Interest	135,902	921,136	—		—
Investments sold	—	98,565	441,935		512,746
Foreign withholding taxes reclaimed	—	1,636	140,752		—
Dividends	—	—	59,126		—
Shares of beneficial interest sold	21,069	—	—		—
Premium paid on open swap agreements	—	16,217	—		—
Variation margin on open swap agreements	—	13,558	—		—
Interest and dividends from affiliates	1,055	2,304	105		4,455
Prepaid expenses and other assets	9,941	24,338	13,676		28,002
Total Assets	27,065,940	101,675,425	32,142,416		243,991,942
Liabilities:
Collateral on securities loaned, at value	—	—	509,730		2,540,909
Unrealized depreciation on open swap agreements	—	29,867	—		—
Payable to bank	—	—	1,821		—
Payable for:
Investments purchased	95,611	377,684	296		—
Shares of beneficial interest redeemed	15	92,652	3,613		158,257
Advisory fee	6,629	35,097	12,525		83,372
Administration fee	1,777	6,725	2,107		16,253
Distribution fee (Class Y Shares)	4,374	10,452	1,311		10,649
Trustees' fees	1,202	4,537	1,269		9,624
Variation margin on open futures contracts	8,033	1,423	—		—
Transfer agent fees	255	269	260		274
Accrued expenses and other payables	45,956	58,384	42,613		47,823
Total Liabilities	163,852	617,090	575,545		2,867,161
Net Assets	$26,902,088	$101,058,335	$31,566,871		$241,124,781
Composition of Net Assets:
Paid-in-capital	$34,897,636	$92,193,760	$29,248,682		$97,710,200
Net unrealized appreciation (depreciation)	214,519	2,970,285	8,668,169		101,930,482
Accumulated undistributed net investment income (net investment loss)	738,902	5,113,354	1,486,420		(450,259)
Accumulated net realized gain (loss)	(8,948,969)	780,936	(7,836,400)		41,934,358
Net Assets	$26,902,088	$101,058,335	$31,566,871		$241,124,781
* Cost	$26,021,636	$95,192,958	$22,432,277		$132,537,550
** Affiliated Cost	$554,055	$2,276,011	$388,667		$8,978,707
Class X Shares:
Net Assets	$5,727,224	$51,158,076	$25,274,768		$190,767,682
Shares Outstanding (unlimited shares authorized, $0.01 par value)	740,183	4,391,167	1,441,817		3,648,212
Net Asset Value Per Share	$7.74	$11.65	$17.53		$52.29
Class Y Shares:
Net Assets	$21,174,864	$49,900,259	$6,292,103		$50,357,099
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,743,802	4,298,393	360,019		993,110
Net Asset Value Per Share	$7.72	$11.61	$17.48		$50.71

(1)  Including securities loaned at value of $478,592 and $6,111,909.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statement of Operations
For the six months ended June 30, 2017 (unaudited)

	Limited Duration	Income Plus	European Equity	Multi Cap Growth
Net Investment Income:
Income
Interest	$352,815	$1,994,516	$—	$—
Dividends†	—	—	760,969	165,683
Income from securities loaned - net	—	—	4,807	95,038
Interest and dividends from affiliates (Note 8)	3,509	17,636	641	15,178
Total Income	356,324	2,012,152	766,417	275,899
†Net of foreign withholding taxes	—	—	92,053	—
Expenses
Advisory fee (Note 4)	40,989	215,804	131,863	477,974
Professional fees	54,471	54,792	45,612	49,373
Distribution fee (Class Y shares) (Note 5)	27,000	64,109	7,545	59,975
Administration fee (Note 4)	10,930	41,105	12,125	91,043
Custodian fees	5,603	10,553	11,005	7,421
Shareholder reports and notices	3,979	8,742	4,036	15,357
Trustees' fees and expenses	1,688	1,682	1,695	3,778
Transfer agent fees and expenses (Note 6)	1,744	1,773	1,763	1,804
Other	18,359	26,302	7,377	12,240
Total Expenses	164,763	424,862	223,021	718,965
Less: amounts waived (Note 4)	—	—	(63,910)	(10,265)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(201)	(924)	(221)	(4,604)
Net Expenses	164,562	423,938	158,890	704,096
Net Investment Income (Loss)	191,762	1,588,214	607,527	(428,197)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	14,564	1,136,587	744,120	19,229,848
Investments in affiliates (Note 8)	(417)	—	—	—
Futures contracts	46,092	15,776	—	—
Swap agreements	—	(138,450)	—	—
Foreign currency translation	—	—	5,123	(13)
Net Realized Gain	60,239	1,013,913	749,243	19,229,835
Change in Unrealized Appreciation (Depreciation) on:
Investments	72,162	1,518,416	2,874,205	37,770,556
Investments in affiliates (Note 8)	2,249	28,052	—	—
Futures contracts	(7,875)	38,180	—	—
Swap agreements	—	(66,845)	—	—
Foreign currency translation	—	—	10,426	—
Net Change in Unrealized Appreciation (Depreciation)	66,536	1,517,803	2,884,631	37,770,556
Net Gain	126,775	2,531,716	3,633,874	57,000,391
Net Increase	$318,537	$4,119,930	$4,241,401	$56,572,194

See Notes to Financial Statements

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Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Limited Duration		Income Plus
	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$191,762	$470,243	$1,588,214	$3,950,097
Net realized gain (loss)	60,239	718,166	1,013,913	(184,262)
Net change in unrealized appreciation (depreciation)	66,536	281,564	1,517,803	3,769,020
Net Increase (Decrease)	318,537	1,469,973	4,119,930	7,534,855
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	(98,769)	—	(2,195,894)
Class Y shares	—	(286,780)	—	(1,968,336)
Net realized gain
Class X shares	—	—	—	(1,365,988)
Class Y shares	—	—	—	(1,324,001)
Total Dividends and Distributions	—	(385,549)	—	(6,854,219)
Net increase (decrease) from transactions in shares of beneficial interest	(1,463,233)	(4,255,775)	(9,196,044)	(9,093,992)
Net Increase (Decrease)	(1,144,696)	(3,171,351)	(5,076,114)	(8,413,356)
Net Assets:
Beginning of period	28,046,784	31,218,135	106,134,449	114,547,805
End of Period	$26,902,088	$28,046,784	$101,058,335	$106,134,449
Accumulated Undistributed Net Investment Income (Loss)	$738,902	$547,140	$5,113,354	$3,525,140

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$607,527	$909,644	$(428,197)	$(108,661)
Net realized gain (loss)	749,243	24,461	19,229,835	22,946,720
Net change in unrealized appreciation (depreciation)	2,884,631	(1,898,801)	37,770,556	(31,186,518)
Net Increase (Decrease)	4,241,401	(964,696)	56,572,194	(8,348,459)
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	(747,146)	—	—
Class Y shares	—	(157,314)	—	—
Net realized gain
Class X shares	—	—	—	(27,887,923)
Class Y shares	—	—	—	(7,755,377)
Total Dividends and Distributions	—	(904,460)	—	(35,643,300)
Net increase (decrease) from transactions in shares of beneficial interest	(1,965,132)	(3,964,224)	(18,585,243)	6,930,617
Net Increase (Decrease)	2,276,269	(5,833,380)	37,986,951	(37,061,142)
Net Assets:
Beginning of period	29,290,602	35,123,982	203,137,830	240,198,972
End of Period	$31,566,871	$29,290,602	$241,124,781	$203,137,830
Accumulated Undistributed Net Investment Income (Loss)	$1,486,420	$878,893	$(450,259)	$(22,062)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Limited Duration		Income Plus
	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	16,126	25,123	44,578	60,941
Reinvestment of dividends and distributions	—	13,030	—	317,176
Redeemed	(52,649)	(179,486)	(438,546)	(759,941)
Net Increase (Decrease) - Class X	(36,523)	(141,333)	(393,968)	(381,824)
Amount
Sold	$124,417	$190,388	$510,629	$699,340
Reinvestment of dividends and distributions	—	98,769	—	3,561,882
Redeemed	(404,594)	(1,359,299)	(4,985,624)	(8,655,005)
Net Increase (Decrease) - Class X	$(280,177)	$(1,070,142)	$(4,474,995)	$(4,393,783)
Class Y Shares
Shares
Sold	46,211	65,366	34,236	151,270
Reinvestment of dividends and distributions	—	37,834	—	293,435
Redeemed	(199,994)	(524,599)	(447,458)	(858,057)
Net Increase (Decrease) - Class Y	(153,783)	(421,399)	(413,222)	(413,352)
Amount
Sold	$353,667	$495,273	$387,997	$1,718,702
Reinvestment of dividends and distributions	—	286,780	—	3,292,337
Redeemed	(1,536,723)	(3,967,686)	(5,109,046)	(9,711,248)
Net Increase (Decrease) - Class Y	$(1,183,056)	$(3,185,633)	$(4,721,049)	$(4,700,209)

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016	For The Six Months Ended June 30, 2017	For The Year Ended December 31, 2016
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	5,577	37,160	5,918	28,421
Reinvestment of dividends and distributions	—	49,611	—	697,896
Redeemed	(102,818)	(306,282)	(301,076)	(520,195)
Net Increase (Decrease) - Class X	(97,241)	(219,511)	(295,158)	206,122
Amount
Sold	$93,978	$572,744	$285,366	$1,331,784
Reinvestment of dividends and distributions	—	747,146	—	27,887,923
Redeemed	(1,693,620)	(4,676,503)	(14,432,088)	(22,959,763)
Net Increase (Decrease) - Class X	$(1,599,642)	$(3,356,613)	$(14,146,722)	$6,259,944
Class Y Shares
Shares
Sold	1,733	4,655	5,535	15,945
Reinvestment of dividends and distributions	—	10,453	—	199,624
Redeemed	(23,947)	(54,254)	(100,084)	(180,778)
Net Increase (Decrease) - Class Y	(22,214)	(39,146)	(94,549)	34,791
Amount
Sold	$30,386	$69,645	$238,964	$689,556
Reinvestment of dividends and distributions	—	157,314	—	7,755,377
Redeemed	(395,876)	(834,570)	(4,677,485)	(7,774,260)
Net Increase (Decrease) - Class Y	$(365,490)	$(607,611)	$(4,438,521)	$670,673

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance.

The Trust, organized on February 25, 1983 as a Massachusetts business trust, consists of four funds ("Funds") which commenced operations as follows:

FUND	COMMENCEMENT OF OPERATIONS	FUND	COMMENCEMENT OF OPERATIONS
Limited Duration	May 4, 1999	European Equity	March 1, 1991
Income Plus	March 1, 1987	Multi Cap Growth	March 9, 1984

Each Fund is classified as diversified. On June 5, 2000, the Trust commenced offering one additional class of shares (Class Y shares). Each Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Fund are as follows:

FUND	INVESTMENT OBJECTIVE
Limited Duration	Seeks to provide a high level of current income, consistent with the preservation of capital.
Income Plus

Seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

European Equity	Seeks to maximize the capital appreciation of its investments.
Multi Cap Growth

Seeks, as its primary objective, growth of capital through investments in common stocks of companies believed by the "Adviser" Morgan Stanley Investment Management Inc. to have potential for superior growth. As a secondary objective, the Fund seeks income but only when consistent with its primary objective.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (7) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (8) when market quotations are not readily available, including circumstances under which the Adviser or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — Certain Funds may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

E. Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

F. Restricted Securities — Certain Funds may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

G. When-Issued/Delayed Delivery Securities — Certain Funds may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on a Fund.

H. Securities Lending — Certain Funds may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations.

A Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN 0)
European Equity	$478,592	(a)	$—	$(478,592	)(b)(d)	$0
Multi Cap Growth	6,111,909	(a)	—	(6,111,909	)(c)(d)	0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $509,730, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c)  The Fund received cash collateral of $2,540,909, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $3,709,072 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investment.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following tables display a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
FUND	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
European Equity
Securities Lending Transactions
Common Stocks	$509,730	$—	$—	$—	$509,730
Total Borrowings	$509,730	$—	$—	$—	$509,730
Gross amount of recognized liabilities for securities lending transactions					$509,730

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
FUND	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Multi Cap Growth
Securities Lending Transactions
Common Stocks	$2,540,909	$—	$—	$—	$2,540,909
Total Borrowings	$2,540,909	$—	$—	$—	$2,540,909
Gross amount of recognized liabilities for securities lending transactions					$2,540,909

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

J. Expenses — Direct expenses are charged to the respective Fund and general Trust expenses are allocated on the basis of relative net assets or equally among the Funds.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

L. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$19,771,602	$—	$19,771,602
Asset-Backed Securities	—	4,368,302	—	4,368,302
Mortgages — Other	—	1,153,641	—	1,153,641
Commercial Mortgage-Backed Securities	—	663,236	—	663,236
Sovereign	—	244,578	—	244,578
Collateralized Mortgage Obligations — Agency Collateral Series	—	239,621	—	239,621
Agency Fixed Rate Mortgages	—	81,014	—	81,014
Total Fixed Income Securities	—	26,521,994	—	26,521,994

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short-Term Investments
U.S. Treasury Security	$—	$50,513	$—	$50,513
Investment Company	229,828	—	—	229,828
Total Short-Term Investments	229,828	50,513	—	280,341
Total Assets	229,828	26,572,507	—	26,802,335
Liabilities:
Futures Contracts	(12,125)	—	—	(12,125)
Total	$217,703	$26,572,507	$—	$26,790,210
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$97,375,996	$—	$97,375,996
Sovereign	—	552,963	—	552,963
Asset-Backed Security	—	126,230	—	126,230
Total Fixed Income Securities	—	98,055,189	—	98,055,189
Short-Term Investments
U.S. Treasury Security	—	880,512	—	880,512
Investment Company	1,661,891	—	—	1,661,891
Total Short-Term Investments	1,661,891	880,512	—	2,542,403
Futures Contracts	79,282	—	—	79,282
Total Assets	1,741,173	98,935,701	—	100,676,874
Liabilities:
Futures Contract	(25,094)	—	—	(25,094)
Credit Default Swap Agreements	—	(101,549)	—	(101,549)
Interest Rate Swap Agreement	—	(110,977)	—	(110,977)
Total Liabilities	(25,094)	(212,526)	—	(237,620)
Total	$1,716,079	$98,723,175	$—	$100,439,254

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$872,264	$—	$—	$872,264
Auto Components	502,835	—	—	502,835
Automobiles	582,933	—	—	582,933
Banks	2,978,139	—	—	2,978,139
Capital Markets	473,496	—	—	473,496
Chemicals	513,349	—	—	513,349
Construction Materials	609,600	—	—	609,600
Diversified Telecommunication Services	994,698	—	—	994,698
Electrical Equipment	795,062	—	—	795,062
Equity Real Estate Investment Trusts (REITs)	331,584	—	—	331,584
Food Products	1,592,329	—	—	1,592,329
Health Care Providers & Services	816,233	—	—	816,233
Hotels, Restaurants & Leisure	627,857	—	—	627,857
Household Products	900,582	—	—	900,582
Industrial Conglomerates	989,421	—	—	989,421
Information Technology Services	315,639	—	—	315,639
Insurance	2,518,969	—	—	2,518,969
Machinery	626,664	—	—	626,664
Media	623,082	—	—	623,082
Multi-Utilities	609,807	—	—	609,807
Oil, Gas & Consumable Fuels	1,843,019	—	—	1,843,019
Personal Products	829,320	—	—	829,320
Pharmaceuticals	4,563,709	—	—	4,563,709
Professional Services	735,837	—	—	735,837
Semiconductors & Semiconductor Equipment	771,360	—	—	771,360
Software	951,954	—	—	951,954
Textiles, Apparel & Luxury Goods	425,038	—	—	425,038
Tobacco	1,770,650	—	—	1,770,650
Wireless Telecommunication Services	811,662	—	—	811,662
Total Common Stocks	30,977,092	—	—	30,977,092

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short-Term Investments
Investment Company	$388,667	$—	$—	$388,667
Repurchase Agreements	—	121,063	—	121,063
Total Short-Term Investments	388,667	121,063	—	509,730
Total Assets	$31,365,759	$121,063	$—	$31,486,822
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$3,644,667	$—	$—	$3,644,667
Biotechnology	2,810,240	—	—	2,810,240
Health Care Equipment & Supplies	11,862,362	—	—	11,862,362
Health Care Technology	29,444,897	—	—	29,444,897
Hotels, Restaurants & Leisure	19,930,811	—	—	19,930,811
Information Technology Services	17,473,147	—	—	17,473,147
Internet & Direct Marketing Retail	32,664,338	—	—	32,664,338
Internet Software & Services	48,996,224	—	—	48,996,224
Life Sciences Tools & Services	11,797,972	—	—	11,797,972
Semiconductors & Semiconductor Equipment	7,716,179	—	—	7,716,179
Software	35,897,158	—	—	35,897,158
Total Common Stocks	222,237,995	—	—	222,237,995
Preferred Stocks	—	—	11,604,037	11,604,037
Call Option Purchased	—	22,526	—	22,526
Short-Term Investments
Investment Company	8,978,707	—	—	8,978,707
Repurchase Agreements	—	603,474	—	603,474
Total Short-Term Investments	8,978,707	603,474	—	9,582,181
Total Assets	$231,216,702	$626,000	$11,604,037	$243,446,739

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Trust did not have any investments transfer between investment levels.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$12,235,135
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(631,098)
Realized gains (losses)	—
Ending Balance	$11,604,037
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017	$(631,098)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth

	Fair Value at June 30, 2017	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Electronic Equipment, Instuments & Components
Preferred Stock	$471,955	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%		27.0%		26.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	12.0	x	20.8	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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	Fair Value at June 30, 2017	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$1,489,293	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.2	x	5.7	x	2.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Direct Marketing Retail
Preferred Stocks	$4,600,621	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.7	x	15.5	x	9.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$2,091,321	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.1	x	8.3	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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	Fair Value at June 30, 2017	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Life Sciences Tools & Services
Preferred Stock	$2,517,514	Discounted Cash Flow	Weighted Average Cost of Capital	25.5%		27.5%		26.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.4	x	3.3	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stock	$433,333	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	4.8	x	6.6	x	5.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3. Derivatives

Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require

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investment techniques and risk analyses different from those associated with other portfolio investments. All of a Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause a Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that a Fund used during the period and their associated risks:

Options — With respect to options, certain Funds are subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or sell put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statements of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Fund sells an option, it sells to another party the right to buy from or sell to a Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by a Fund. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment

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and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed a Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with which a Fund has open positions in the futures contract.

Swaps — A Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, a Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the

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contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

A Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. A Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Fund would pay to the counterparty the periodic stream of payments. If no default occurs, a Fund would receive no benefit from the contract. As the seller in a credit default swap, a Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to a Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Fund of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative.

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Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When a Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments received or paid by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund's financial position and results of operations.

The following table sets forth the fair value of each Fund's derivative contracts by primary risk exposure as of June 30, 2017.

FUND	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Limited Duration	Interest Rate Risk	Variation margin on open futures contracts	$—		Variation margin on open futures contract	$(12,125	)(e)
Income Plus	Interest Rate Risk	Variation margin on open futures contracts	$79,282	(e)	Variation margin on open futures contract	$(25,094	)(e)
	Credit Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreement	(71,682	)(e)
		Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreement	(29,867)
	Interest Rate Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreement	(110,977	)(e)
			$79,282			$(237,620)
Multi Cap Growth	Currency Risk	Investments, at Value (Option Purchased)	$22,526	(f)

(e)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statements of Assets and Liabilities.

(f)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

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Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

The following tables set forth by primary risk exposure of each Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2017 in accordance with ASC 815.

	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
FUND	PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	OPTION PURCHASED(g)	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$46,092	$—	$—
	Credit Risk	—	—	—
	Total	$46,092	$—	$—
Income Plus	Interest Rate Risk	$15,776	$—	$(53,882)
	Credit Risk	—	—	(84,568)
	Currency Risk	—	—	—
	Total	$15,776	$—	$(138,450)
Multi Cap Growth	Currency Risk	$—	$(109,344)	$—
	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
FUND	PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	OPTIONS PURCHASED(g)	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$(7,875)	$—	$—
	Credit Risk	—	—	—
	Total	$(7,875)	$—	$—
Income Plus	Interest Rate Risk	$38,180	$—	$(56,417)
	Credit Risk	—	—	(10,428)
	Currency Risk	—	—	—
	Total	$38,180	$—	$(66,845)
Multi Cap Growth	Currency Risk	$—	$(90,238)	$—

(g)  Amounts are included in Investments in the Statements of Operations.

At June 30, 2017, each Fund's derivative assets and liabilities are as follows:

	GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	DERIVATIVES(h)	ASSETS(i)		LIABILITIES(i)
Income Plus	Swap Agreement	$—		$29,867
Multi Cap Growth	Option Purchased	$22,526	(f)	$—

(f)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

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(h)  Excludes exchange traded derivatives.

(i)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

Certain Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2017.

  GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

FUND	COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Multi Cap Growth	Royal Bank of Scotland	$22,526	$—	$—	$22,526

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Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

  GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

FUND	COUNTERPARTY	GROSS LIABILITIES DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Income Plus	Barclays Bank PLC	$29,867	$—	$—	$29,867

For the six months ended June 30, 2017, the average monthly amount outstanding for each derivative type is as follows:

Limited Duration:
Futures Contracts:
Average monthly original value	$7,278,022
Income Plus:
Future Contracts:
Average monthly original value	$32,275,955
Swap Agreements:
Average monthly notional amount	$13,183,499
Multi Cap Growth:
Options Purchased:
Average monthly notional amount	29,964,215

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser and Sub-Adviser, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Fund's net assets determined at the close of each business day.

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2017, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets.

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of

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Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion. For the six months ended June 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.45% of the Fund's average daily net assets.

Multi Cap Growth — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.37% to the portion of the daily net assets in excess of $2 billion. For the six months ended June 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

Under the Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser provides European Equity Portfolio with advisory services subject to the overall supervision of the Adviser and the Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Fund's average daily net assets.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse European Equity Portfolio so that total annual Fund operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, $63,910 of advisory fees were waived pursuant to this arrangement.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse Multi Cap Growth Portfolio so that total Fund operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2017, $10,265 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Fund.

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5. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

6. Dividend Disbursing and Transfer Agent

The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

7. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Security Transactions and Transactions with Affiliates

For the six months ended June 30, 2017, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
FUND	PURCHASES	SALES	PURCHASES	SALES
Limited Duration	$807,272	$1,004,542	$4,772,661	$5,533,261
Income Plus	—	—	31,357,238	37,230,738
European Equity	—	—	2,180,713	3,513,792
Multi Cap Growth	—	—	38,885,447	58,663,026

Each Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by each Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds.

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Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

A summary of each Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2017 is as follows:

FUND	VALUE DECEMBER 31, 2016	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2017
Limited Duration	$479,800	$4,334,603	$4,584,575	$708	$229,828
Income Plus	2,416,859	16,591,169	17,346,137	3,386	1,661,891
European Equity	500,504	2,468,191	2,580,028	641	388,667
Multi Cap Growth	11,483,070	40,651,956	43,156,319	15,178	8,978,707

For the six months ended June 30, 2017, advisory fees paid were reduced by the following relating to each Fund's investment in the Liquidity Funds:

FUND	ADVISORY FEE REDUCTION
Limited Duration	$201
Income Plus	924
European Equity	221
Multi Cap Growth	4,604

The Trust is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2017, the Trust did not engage in any cross-trade transactions.

The following Funds had transactions with the following affiliates of the Trust:

FUND	ISSUER	VALUE DECEMBER 31, 2016	PURCHASES AT COST	SALES	NET REALIZED GAIN (LOSS)	INTEREST INCOME	VALUE JUNE 30, 2017
Limited Duration	Metropolitan Life Global Funding I	$322,190	$149,996	$(149,513)	$(417)	$2,801	$324,505
Income Plus	MetLife, Inc.	589,376	—	—	—	14,250	617,428

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For the six months ended June 30, 2017, the Multi Cap Growth Portfolio incurred $5,117 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

At June 30, 2017, the accrued pension liability reflected as "Trustees' fees" in the Statements of Assets and Liabilities is as follows:

	AGGREGATE PENSION LIABILITY
LIMITED DURATION	INCOME PLUS	EUROPEAN EQUITY	MULTI CAP GROWTH
$1,202	$4,537	$1,269	$9,624

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

9. Federal Income Tax Status

It is the Funds' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

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Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2016 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

	2016 DISTRIBUTIONS PAID FROM:		2015 DISTRIBUTIONS PAID FROM:
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Limited Duration	$385,549	$—	$369,128	$—
Income Plus	4,164,323	2,689,896	4,860,741	79,353
European Equity	904,460	—	2,049,674	—
Multi Cap Growth	—	35,643,300	1,218,034	42,696,379

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments, expiring capital losses, a net operating losses, book amortization of premium on debt securities and nondeductible expenses, resulted in the following reclassifications among the Funds' components of net assets at December 31, 2016:

FUND	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Limited Duration	$71,265	$16,908,820	$(16,980,085)
Income Plus	(219,233)	219,233	—
European Equity	(26,135)	26,135	—
Multi Cap Growth	111,188	250,524	(361,712)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Limited Duration	$551,050	$—
Income Plus	3,452,812	—
European Equity	882,962	—
Multi Cap Growth	—	24,057,579

At December 31, 2016, the following Funds had available for federal income tax purposes unused short term and/or long term capital losses that will not expire:

FUND	SHORT TERM LOSSES (NO EXPIRATION)	LONG TERM LOSSES (NO EXPIRATION)
Income Plus	$7,544	$—
European Equity	767,923	—

In addition, at December 31, 2016, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

	AMOUNTS IN THOUSANDS AVAILABLE THROUGH DECEMBER 31,
FUND	2017	2018	TOTAL
Limited Duration	$8,980	$—	$8,980
European Equity	4,122	3,315	7,437

During the year ended December 31, 2016, the following Funds expired capital loss carryforwards for U.S. federal income tax purposes of:

FUND	EXPIRED CAPITAL LOSS CARRYFORWARDS
Limited Duration	$16,980,085

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

During the year ended December 31, 2016, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of:

FUND	UTILIZED CAPITAL LOSS CARRYFORWARDS
Limited Duration	$622,822
European Equity	6,478

10. Purposes of and Risks Relating to Certain Financial Instruments

Certain Funds may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Funds may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Funds are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2017 (unaudited) continued

At June 30, 2017, European Equity Portfolio's investments in securities of issuers in the United Kingdom, Germany, France and Switzerland represented 28.4%, 16.6%, 16.6% and 15.8%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

11. Credit Facility

The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended June 30, 2017, the Funds did not have any borrowings under the facility.

12. Other

At June 30, 2017, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

PERCENTAGE OF OWNERSHIP
Limited Duration	96.5%
Income Plus	94.6
European Equity	93.1
Multi Cap Growth	95.2

13. Accounting Pronouncement

In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements with reports ending on or after August 1, 2017; adoption will have no effect on the Funds' net assets or results of operations. Although still evaluating the potential impact of the Investment Company Reporting Modernization to the Funds, management expects that the impact of the Funds' adoption will be limited to additional financial statement disclosures.

Morgan Stanley Variable Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
LIMITED DURATION CLASS X SHARES
2012		$7.69	$0.12	$0.13	$0.25	$(0.23)	—	$(0.23)
2013		7.71	0.10	(0.07)	0.03	(0.20)	—	(0.20)
2014		7.54	0.08	0.01	0.09	(0.14)	—	(0.14)
2015		7.49	0.10	(0.11)	(0.01)	(0.10)	—	(0.10)
2016	(2)	7.38	0.13	0.24	0.37	(0.11)	—	(0.11)
2017	(3)	7.64	0.06	0.04	0.10	—	—	—
CLASS Y SHARES
2012		7.67	0.10	0.13	0.23	(0.21)	—	(0.21)
2013		7.69	0.08	(0.07)	0.01	(0.18)	—	(0.18)
2014		7.52	0.06	—	0.06	(0.11)	—	(0.11)
2015		7.47	0.08	(0.10)	(0.02)	(0.08)	—	(0.08)
2016	(2)	7.37	0.11	0.24	0.35	(0.09)	—	(0.09)
2017	(3)	7.63	0.05	0.04	0.09	—	—	—
INCOME PLUS CLASS X SHARES
2012		11.13	0.48	1.04	1.52	(0.68)	—	(0.68)
2013		11.97	0.45	(0.35)	0.10	(0.59)	—	(0.59)
2014		11.48	0.42	0.47	0.89	(0.51)	—	(0.51)
2015		11.86	0.42	(0.66)	(0.24)	(0.47)	$(0.01)	(0.48)
2016	(2)	11.14	0.42	0.37	0.79	(0.46)	(0.28)	(0.74)
2017	(3)	11.19	0.18	0.28	0.46	—	—	—
CLASS Y SHARES
2012		11.09	0.45	1.04	1.49	(0.65)	—	(0.65)
2013		11.93	0.41	(0.33)	0.08	(0.56)	—	(0.56)
2014		11.45	0.39	0.45	0.84	(0.47)	—	(0.47)
2015		11.82	0.39	(0.64)	(0.25)	(0.44)	(0.01)	(0.45)
2016	(2)	11.12	0.39	0.35	0.74	(0.42)	(0.28)	(0.70)
2017	(3)	11.16	0.17	0.28	0.45	—	—	—

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(7)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
LIMITED DURATION CLASS X SHARES
2012		$7.71	3.34%		$10,628	0.63	%(8)	1.52	%(8)	0.00	%(6)	58%
2013		7.54	0.39		9,346	0.75	(8)	1.27	(8)	0.00	(6)	53
2014		7.49	1.13		7,986	0.80	(8)	1.09	(8)	0.00	(6)	51
2015		7.38	(0.16)		6,773	0.94	(8)	1.38	(8)	0.00	(6)	39
2016	(2)	7.64	5.09	(13)	5,935	0.75	(8)(9)	1.77	(8)(9)	0.00	(6)	22
2017	(3)	7.74	1.31	(14)	5,727	1.01	(8)(15)	1.60	(8)(15)	0.00	(6)(15)	21	(14)
CLASS Y SHARES
2012		7.69	3.05		38,736	0.88	(8)	1.27	(8)	0.00	(6)	58
2013		7.52	0.09		32,974	1.00	(8)	1.02	(8)	0.00	(6)	53
2014		7.47	0.84		28,244	1.05	(8)	0.84	(8)	0.00	(6)	51
2015		7.37	(0.32)		24,445	1.19	(8)	1.13	(8)	0.00	(6)	39
2016	(2)	7.63	4.80	(13)	22,112	1.00	(8)(9)	1.52	(8)(9)	0.00	(6)	22
2017	(3)	7.72	1.18	(14)	21,175	1.26	(8)(15)	1.35	(8)(15)	0.00	(6)(15)	21	(14)
INCOME PLUS CLASS X SHARES
2012		11.97	14.09		86,765	0.61	(8)	4.14	(8)	0.00	(6)	68
2013		11.48	1.03		73,998	0.62	(8)	3.82	(8)	0.00	(6)	55
2014		11.86	7.79		68,129	0.64	(8)	3.52	(8)	0.00	(6)	43
2015		11.14	(2.09)		57,579	0.68	(8)	3.56	(8)	0.00	(6)	44
2016	(2)	11.19	7.08		53,539	0.63	(8)(10)	3.67	(8)(10)	0.00	(6)	39
2017	(3)	11.65	4.11	(14)	51,158	0.70	(8)(15)	3.22	(8)(15)	0.00	(6)(15)	31	(14)
CLASS Y SHARES
2012		11.93	13.82		97,579	0.86	(8)	3.89	(8)	0.00	(6)	68
2013		11.45	0.81		82,429	0.87	(8)	3.57	(8)	0.00	(6)	55
2014		11.82	7.40		69,491	0.89	(8)	3.27	(8)	0.00	(6)	43
2015		11.12	(2.22)		56,969	0.93	(8)	3.31	(8)	0.00	(6)	44
2016	(2)	11.16	6.68		52,595	0.88	(8)(10)	3.42	(8)(10)	0.00	(6)	39
2017	(3)	11.61	4.03	(14)	49,900	0.95	(8)(15)	2.97	(8)(15)	0.00	(6)(15)	31	(14)

Morgan Stanley Variable Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
EUROPEAN EQUITY CLASS X SHARES
2012		$14.19	$0.53	$2.03	$2.56	$(0.43)	—	$(0.43)
2013		16.32	0.42	3.95	4.37	(0.53)	—	(0.53)
2014		20.16	0.82	(2.61)	(1.79)	(0.48)	—	(0.48)
2015		17.89	0.41	(1.24)	(0.83)	(0.94)	—	(0.94)
2016	(4)	16.12	0.45	(0.87)	(0.42)	(0.45)	—	(0.45)
2017	(3)	15.25	0.33	1.95	2.28	—	—	—
CLASS Y SHARES
2012		14.12	0.49	2.03	2.52	(0.38)	—	(0.38)
2013		16.26	0.33	3.98	4.31	(0.48)	—	(0.48)
2014		20.09	0.77	(2.60)	(1.83)	(0.43)	—	(0.43)
2015		17.83	0.37	(1.24)	(0.87)	(0.88)	—	(0.88)
2016	(4)	16.08	0.41	(0.87)	(0.46)	(0.40)	—	(0.40)
2017	(3)	15.22	0.31	1.95	2.26	—	—	—
MULTI CAP GROWTH CLASS X SHARES
2012		37.31	0.20	4.40	4.60	—	$(0.90)	(0.90)
2013		41.01	(0.03)	20.55	20.52	(0.20)	(0.66)	(0.86)
2014		60.67	(0.06)	3.23	3.17	—	(7.79)	(7.79)
2015		56.05	(0.15)	4.86	4.71	—	(10.37)	(10.37)
2016	(4)	50.39	0.00 (5)	(1.85)	(1.85)	—	(7.91)	(7.91)
2017	(3)	40.63	(0.08)	11.74	11.66	—	—	—
CLASS Y SHARES
2012		37.00	0.09	4.37	4.46	—	(0.90)	(0.90)
2013		40.56	(0.15)	20.32	20.17	(0.11)	(0.66)	(0.77)
2014		59.96	(0.20)	3.18	2.98	—	(7.79)	(7.79)
2015		55.15	(0.28)	4.78	4.50	—	(10.37)	(10.37)
2016	(4)	49.28	(0.11)	(1.81)	(1.92)	—	(7.91)	(7.91)
2017	(3)	39.45	(0.13)	11.39	11.26	—	—	—

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(7)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
EUROPEAN EQUITY CLASS X SHARES
2012		$16.32	18.51%		$40,141	1.00	%(8)(11)	3.50	%(8)(11)	0.00	%(6)	11%
2013		20.16	27.50		43,414	1.00	(8)(11)	2.32	(8)(11)	0.00	(6)	10
2014		17.89	(9.14)		33,884	1.00	(8)(11)	4.17	(8)(11)	0.00	(6)	21
2015		16.12	(5.17)		28,348	1.00	(8)(11)	2.29	(8)(11)	0.00	(6)	21
2016	(4)	15.25	(2.54)		23,472	1.00	(8)(11)	2.94	(8)(11)	0.00	(6)	22
2017	(3)	17.53	14.95	(14)	25,275	1.00	(8)(11)(15)	4.06	(8)(11)(15)	0.00	(6)(15)	7	(14)
CLASS Y SHARES
2012		16.26	18.16		11,773	1.25	(8)(11)	3.25	(8)(11)	0.00	(6)	11
2013		20.09	27.20		11,807	1.25	(8)(11)	2.07	(8)(11)	0.00	(6)	10
2014		17.83	(9.37)		8,518	1.25	(8)(11)	3.92	(8)(11)	0.00	(6)	21
2015		16.08	(5.39)		6,776	1.25	(8)(11)	2.04	(8)(11)	0.00	(6)	21
2016	(4)	15.22	(2.75)		5,819	1.25	(8)(11)	2.69	(8)(11)	0.00	(6)	22
2017	(3)	17.48	14.77	(14)	6,292	1.25	(8)(11)(15)	3.81	(8)(11)(15)	0.00	(6)(15)	7	(14)
MULTI CAP GROWTH CLASS X SHARES
2012		41.01	12.37		164,917	0.58	(8)	0.48	(8)	0.00	(6)	44
2013		60.67	50.76		223,689	0.57	(8)	(0.06	)(8)	0.00	(6)	34
2014		56.05	5.71		200,910	0.54	(8)	(0.11	)(8)	0.00	(6)	29
2015		50.39	8.60		188,317	0.57	(8)(12)	(0.27	)(8)(12)	0.00	(6)	34
2016	(4)	40.63	(3.41)		160,229	0.56	(8)(12)	0.01	(8)(12)	0.00	(6)	42
2017	(3)	52.29	28.70	(14)	190,768	0.57	(8)(12)(15)	(0.33	)(8)(12)(15)	0.00	(6)(15)	18	(14)
CLASS Y SHARES
2012		40.56	12.09		45,556	0.83	(8)	0.23	(8)	0.00	(6)	44
2013		59.96	50.37		72,135	0.82	(8)	(0.31	)(8)	0.00	(6)	34
2014		55.15	5.44		56,027	0.79	(8)	(0.36	)(8)	0.00	(6)	29
2015		49.28	8.34		51,882	0.82	(8)(12)	(0.52	)(8)(12)	0.00	(6)	34
2016	(4)	39.45	(3.65)		42,909	0.81	(8)(12)	(0.24	)(8)(12)	0.00	(6)	42
2017	(3)	50.71	28.54	(14)	50,357	0.82	(8)(12)(15)	(0.58	)(8)(12)(15)	0.00	(6)(15)	18	(14)

Morgan Stanley Variable Investment Series

Financial Highlights continued

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund.

  (3)  For the six months ended June 30, 2017 (unaudited).

  (4)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The annualized expense and net investment income (loss) ratios would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income (loss).

  (5)  Amount is less than $0.001.

  (6)  Amount is less than 0.005%.

  (7)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

  (8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (9)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016
Class X	0.92%	1.60%
Class Y	1.17	1.35

  (10)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016
Class X	0.68%	3.62%
Class Y	0.93	3.37

See Notes to Financial Statements

  (11)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2017
Class X	1.42%	3.64%
Class Y	1.67	3.39
December 31, 2016
Class X	1.42	2.52
Class Y	1.67	2.27
December 31, 2015
Class X	1.32	1.97
Class Y	1.57	1.72
December 31, 2014
Class X	1.26	3.91
Class Y	1.51	3.66
December 31, 2013
Class X	1.22	2.10
Class Y	1.47	1.85
December 31, 2012
Class X	1.22	3.28
Class Y	1.47	3.03

  (12)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2017
Class X	0.58%	(0.34)%
Class Y	0.83	(0.59)
December 31, 2016
Class X	0.58	(0.01)
Class Y	0.83	(0.26)
December 31, 2015
Class X	0.58	(0.28)
Class Y	0.83	(0.53)

  (13)  Performance was positively impacted for Class X and Class Y Shares due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings by approximately 3.28% and 3.40%, respectively. This was a one time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class X and Class Y shares would have been approximately 1.81% and 1.40%, respectively.

  (14)  Not Annualized.

(15)  Annualized.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2017 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein) for the European Equity Portfolio. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Funds. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as presented to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Funds. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Funds

The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as presented by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2016, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Multi Cap Growth Portfolio was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period.

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Investment Advisory Agreement Approval ■ June 30, 2017 (unaudited) continued

The Board noted that the performance of the European Equity Portfolio was below its peer group average for the one-, three- and five-year periods.

The Board noted that the performance of each of the Income Plus and Limited Duration Portfolios was better than its respective peer group averages for the one-, three- and five-year periods.

Performance Conclusions

With respect to the Income Plus and Limited Duration Portfolios, after discussion, the Board concluded that performance was competitive with their respective peer group averages.

With respect to the Multi Cap Growth and European Equity Portfolios, after discussion, the Board concluded that performance was acceptable.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their respective peers as presented by Broadridge. In addition to the management fee, the Board also reviewed the Funds' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that the contractual management fee for the European Equity Portfolio was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average.

The Board noted that the management fee and total expense ratio for the Multi Cap Growth Portfolio were lower than its peer group averages.

The Board noted that while the management fees for the Income Plus and Limited Duration Portfolios were lower than their respective peer group averages, the total expense ratios were higher than their respective peer group averages.

Fee and Expense Conclusions

With respect to the European Equity and Multi Cap Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with their respective peer group averages.

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Investment Advisory Agreement Approval ■ June 30, 2017 (unaudited) continued

With respect to the Income Plus and Limited Duration Portfolios, after discussion, the Board concluded that (i) the management fees were competitive with their respective peer group averages and (ii) the total expense ratios were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Funds and how that relates to the Funds' total expense ratios and particularly the Funds' management fee rates (which, for all of the Funds except the Limited Duration Portfolio, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Funds and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Funds' operations and the Board's confidence in the

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2017 (unaudited) continued

competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Funds and their shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia Maleski
Jakki L. Haussler	Michael E. Nugent
Dr. Manuel H. Johnson	Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 30 Rockefeller Plaza New York, New York 10112	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
Sub-Adviser (solely with respect to European Equity Portfolio)

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

VARINSAN
1857760 EXP 08.31.18

#40113A

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2017